As Filed with the Securities and Exchange Commission on April 30, 2007

Registration Nos. 333 - 25663

811 – 08187

____________________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 13

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 14

AMERICAN FIDELITY SEPARATE ACCOUNT B

(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY

(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA	73106
(Address of Depositor’s Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, Including Area Code	(405) 523-2000

Stephen P. Garrett	Copies to:
Senior Vice President and
Chief Compliance Officer	Jennifer Wheeler
American Fidelity Assurance Company	McAfee & Taft
2000 N. Classen Boulevard	A Professional Corporation
Oklahoma City, Oklahoma 73106	10th Floor, Two Leadership Square
(Name and Address of Agent for Service)	Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered:	Individual variable annuity contracts

____________________________________________________________________________________________

AFAdvantage Variable Annuity®

from

May 1, 2007

AFAdvantage Variable Annuity®

issued by

American Fidelity Separate Account B

and

American Fidelity Assurance Company

PROSPECTUS

May 1, 2007

American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity® policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

AFAdvantage Variable Annuity® is a fixed and variable deferred annuity policy. You have 17 investment options in the annuity — the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc.
         VP Balanced Fund
         VP Capital Appreciation Fund
         VP Income & Growth Fund
         VP International Fund
BlackRock Variable Series Funds, Inc.
         BlackRock Basic Value V. I. Fund
         BlackRock Large Cap Growth V. I. Fund
BlackRock Value Opportunities V. I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
         Growth and Income Portfolio
         International Value Portfolio
Dreyfus Investment Portfolios
         Technology Growth Portfolio
Vanguard® Variable Insurance Fund
         Total Bond Market Index Portfolio
         Balanced Portfolio
         Small Company Growth Portfolio

This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. Please keep a copy of this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2007 that provides more information about the policy. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus carefully and keep it for future reference.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

Account value: The value of your policy during the accumulation phase.

Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, the annuity is in the accumulation phase.

Accumulation unit: The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase or period.

Annuitant: The person on whose life annuity payments are based.

Annuity: A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date: The date annuity payments begin.

Annuity options: The various methods available to select as pay-out plans for an annuitant’s annuity payments.

Annuity payments: Regular income payments you may receive from the policy during the annuity phase.

Annuity phase: The period during which we make annuity payments.

Annuity unit: The unit of measure we use to calculate your annuity payments during the annuity phase. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity units.

Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a variable annuity option.

Eligible portfolios: Each sub-account invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options. We reserve the right to add, remove or combine sub-accounts as eligible investment options.

Policy: The AFAdvantage Variable Annuity.

Policy owner: The person or entity entitled to ownership rights under a policy.

Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. Purchase payment: The money invested by you or on your behalf in the policy.

i

Separate account: Our separate account that provides the variable investment options. The separate account is called American Fidelity Separate Account B, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our: American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your: Generally, the policy owner.

ii

iii

SUMMARY

In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

The AFAdvantage Variable Annuity®. In this prospectus, we describe the AFAdvantage Variable Annuity® flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

We designed the AFAdvantage Variable Annuity® for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

Like all deferred annuities, the AFAdvantage Variable Annuity® has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59½.

The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

American Fidelity Dual Strategy Fund, Inc.®

American Century Variable Portfolios, Inc. – VP Balanced Fund

American Century Variable Portfolios, Inc. – VP Capital Appreciation Fund

American Century Variable Portfolios, Inc. – VP Income & Growth Fund

American Century Variable Portfolios, Inc. – VP International Fund

BlackRock Variable Series Funds, Inc. – BlackRock Basic Value V. I. Fund

BlackRock Variable Series Funds, Inc. – BlackRock Large Cap Growth V. I. Fund

BlackRock Variable Series Funds, Inc. – BlackRock Value Opportunities V. I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund – Growth and Income Portfolio

Dreyfus Variable Investment Fund – International Value Portfolio

Dreyfus Investment Portfolios – Technology Growth Portfolio

Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio

Vanguard® Variable Insurance Fund – Balanced Portfolio

Vanguard® Variable Insurance Fund – Small Company Growth Portfolio

At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information that appears elsewhere in this document describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401(k) hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed under “Withdrawals” elsewhere later in this document.

Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

Questions. If you have any questions about your AFAdvantage Variable Annuity® policy or need more information, please contact us at:

American Fidelity Assurance Company

Annuity Services Department

P.O. Box 25520

Oklahoma City, Oklahoma 73125-0520

Telephone: (800) 662-1106

E-mail: va.help@af-group.com

FEE TABLE

The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy. The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described elsewhere in this document)

Policy Year	Withdrawal Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9+	0%

Transfer Fee

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee	5%(1)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(2)	Current Fee	Maximum Fee
Policy Maintenance Fee (per policy per year)	$30	$36

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee	Maximum Fee
Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

_________________________

(1)	We charge an interest rate of 5%.
(2)

We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other expenses)	MINIMUM 0.16%	MAXIMUM 1.23%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®
Management Fees	0.50%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1)
VP Balanced Fund (2)
Management Fees	0.90%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.90%

VP Capital Appreciation Fund (2)
Management Fees	1.00%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	1.00%

VP Income & Growth Fund (2)
Management Fees	0.70%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.70%

VP Ultra® Fund (2)(3)
Management Fees	1.00%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	1.00%

VP International Fund (2)
Management Fees	1.23%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	1.23%

BlackRock Variable Series Funds, Inc. (4)
BlackRock Basic Value V. I. Fund
Management Fees	0.60%
Other Expenses (including transfer agency fee)(5)	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses(6)	0.68%

BlackRock Large Cap Growth V. I. Fund
Management Fees	0.65%
Other Expenses (including transfer agency fee)(5)	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses(6)	0.77%

BlackRock Value Opportunities V. I. Fund
Management Fees	0.75%
Other Expenses (including transfer agency fee)(5)	0.09%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses(6)	0.87%

The Dreyfus Socially Responsible Growth Fund, Inc.(7)
Management Fees	0.75%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.83%

The Dreyfus Stock Index Fund, Inc.(7)
Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

Dreyfus Variable Investment Fund (7)
Growth and Income Portfolio(8)
Management Fees	0.75%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.84%

International Value Portfolio
Management Fees	1.00%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.19%

Dreyfus Investment Portfolios (7)
Technology Growth Portfolio
Management Fees	0.75%
Other Expenses(9)	0.11%
Total Annual Portfolio Operating Expenses	0.86%

Vanguard® Variable Insurance Fund
Total Bond Market Index Portfolio
Management Fees	0.11%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.16%

Balanced Portfolio
Management Fees	0.14%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.25%

Small Company Growth Portfolio
Management Fees	0.22%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.38%

____________________

(1)	American Century Variable Portfolios, Inc. – Class I Shares.
(2)	This fund has a stepped fee schedule. As a result, the fund’s management fee rate generally decreases as the fund’s assets increase.
(3)

Ceased to be an investment option as of May 1, 2007. If you have already invested in the VP Ultra Fund, you must select one or more alternative investment options to which you want to transfer your current investment in the VP Ultra Fund. You must transfer the entire amount invested in the VP Ultra Fund. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want to transfer your current investment in the VP Ultra Fund. Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

(4)	BlackRock Variable Series Funds, Inc. – Class I Shares.
(5)

PFPC Inc., an affiliate of the portfolio’s investment advisor, provides transfer agency services to the portfolio. The portfolio pays a fee for these services. The investment advisor or its affiliates also provide certain accounting services to the portfolio, and the portfolio reimburses the investment advisor or its affiliates for those services.

(6)

The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets given in the portfolio’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

(7)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios – Initial Shares.
(8)

The Dreyfus Corporation has undertaken, until December 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not exceed (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) 1.00 of 1%.

(9)	Other expenses include expenses of 0.01% for acquired fund fees and expenses.

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not sur rendered or a policy is annuitized at the end of the applicable time period.

Time Periods
	1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc.®	(a) 1,032.90	1,300.13	1,630.34	2,587.90
	(b) 232.90	714.80	1,219.25	2,587.90

American Century Variable Portfolios, Inc.
VP Balanced Fund	(a) 1,072.99	1,413.54	1,822.93	2,988.46
	(b) 272.99	835.22	1,420.02	2,988.46

VP Capital Appreciation Fund	(a) 1,082.99	1,441.68	1,870.45	3,085.89
	(b) 282.99	865.09	1,469.56	3,085.89

VP Income & Growth Fund	(a) 1,052.97	1,357.01	1,727.14	2,790.38
	(b) 252.97	775.20	1,320.16	2,790.38

VP Ultra® Fund(1)	(a) 1,082.00	1,441.68	1,870.45	3,085.89
	(b) 282.99	865.09	1,469.56	3,085.89

VP International Fund	(a) 1,105.95	1,506.06	1,978.80	3,305.93
	(b) 305.95	933.45	1,582.53	3,305.93
BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V. I. Fund	(a) 1,050.96	1,351.34	1,717.50	2,770.33
	(b) 250.96	769.17	1,310.11	2,770.33

BlackRock Large Cap Growth V. I. Fund(2)	(a) 1,059.98	1,376.84	1,760.78	2,860.21
	(b) 259.98	796.25	1,355.23	2,860.21

BlackRock Value Opportunities V. I. Fund	(a) 1,069.99	1,405.09	1,808.62	2,959.03
	(b) 269.99	826.24	1,405.11	2,959.03

The Dreyfus Socially Responsible Growth Fund, Inc.	(a) 1,065.99	1,393.80	1,789.51	2,919.63
	(b) 265.99	814.25	1,385.19	2,919.63

The Dreyfus Stock Index Fund, Inc.	(a) 1,009.77	1,234.29	1,517.76	2,349.50
	(b) 209.77	644.89	1,101.89	2,349.50

Dreyfus Variable Investment Fund
Growth and Income Portfolio	(a) 1,066.99	1,396.62	1,794.29	2,929.50
	(b) 266.99	817.25	1,390.17	2,929.50

International Value Portfolio	(a) 1,101.96	1,494.90	1,960.05	3,268.06
	(b) 301.96	921.60	1,562.98	3,268.06
Dreyfus Investment Portfolios
Technology Growth Portfolio	(a) 1,068.99	1,402.27	1,803.85	2,949.19
	(b) 268.99	823.24	1,400.13	2,949.19

Vanguard®® Variable Insurance Fund
Total Bond Market Index Portfolio	(a) 998.69	1,202.63	1,463.44	2,233.34
	(b) 198.69	611.28	1,045.26	2,233.34

Balanced Portfolio	(a) 1,007.76	1,228.54	1,507.91	2,328.48
	(b) 207.76	638.79	1,091.61	2,328.48

Small Company Growth Portfolio	(a) 1,020.84	1,265.84	1,571.77	2,464.27
	(b) 220.84	678.39	1,158.19	2,464.27

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2006. Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

____________________

(1)

Ceased to be an investment option as of May 1, 2007. If you have already invested in the VP Ultra Fund, you must select one or more alternative investment options to which you want to transfer your current investment in the VP Ultra Fund. You must transfer the entire amount invested in the VP Ultra Fund. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want to transfer your current investment in the VP Ultra Fund. Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

(2)	Became available as investment option on May 1, 2007.

CONDENSED FINANCIAL INFORMATION

During the accumulation phase, we calculate the value of each policy owner’s share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 1998 (when Separate Account B began operating) and (2) the year that the sub-account began operations.(1) An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub-account Units at December 31
American Century Variable Portfolios, Inc.
VP Balanced Fund
2001	$10.000	$9.651	36,514
2002	$9.651	$8.599	81,687
2003	$8.599	$10.119	126,257
2004	$10.119	$10.943	176,890
2005	$10.943	$11.313	214,586
2006	$11.313	$12.216	247,661
VP Capital Appreciation Fund
2001	$10.000	$8.226	10,356
2002	$8.226	$6.385	25,397
2003	$6.385	$7.578	42,236
2004	$7.578	$8.031	63,361
2005	$8.031	$9.657	88,216
2006	$9.657	$11.152	104,286
VP Income & Growth Fund
2001	$10.000	$9.140	14,457
2002	$9.140	$7.260	27,264
2003	$7.260	$9.251	58,478
2004	$9.251	$10.297	86,484
2005	$10.297	$10.614	125,355
2006	$10.614	$12.242	150,860
VP International Fund
2001	$10.000	$8.439	5,151
2002	$8.439	$6.619	13,646
2003	$6.619	$8.119	25,478
2004	$8.119	$9.192	38,683
2005	$9.192	$10.255	62,264
2006	$10.255	$12.631	93,385
VP Ultra Fund (2)
2001	$10.000	$8.992	21,801
2002	$8.992	$6.847	55,288
2003	$6.847	$8.424	90,216
2004	$8.424	$9.185	133,120
2005	$9.185	$9.244	176,091
2006	$9.244	$8.808	216,928
American Fidelity Dual Strategy Fund, Inc.®
1999	$10.000	$10.827	117,520
2000	$10.827	$10.705	395,899
2001	$10.705	$9.351	694,276
2002	$9.351	$6.904	1,037,323
2003	$6.904	$8.528	1,344,082
2004	$8.528	$9.086	1,539,678
2005	$9.086	$9.279	1,716,657

2006	$9.279	$10.044	1,811,121
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V .I. Fund
1999	$10.000	$9.973	4,710
2000	$9.973	$11.067	17,180
2001	$11.067	$11.366	66,644
2002	$11.366	$9.207	153,166
2003	$9.207	$12.085	257,674
2004	$12.085	$13.223	386,872
2005	$13.223	$13.409	530,030
2006	$13.409	$16.097	694,283
BlackRock Value Opportunities V. I. Fund
1998	$10.000	$9.379	8,913
1999	$9.379	$12.368	23,027
2000	$12.368	$13.981	49,990
2001	$13.981	$17.888	119,801
2002	$17.888	$13.435	214,238
2003	$13.435	$18.915	297,114
2004	$18.915	$21.425	402,337
2005	$21.425	$23.297	512,870
2006	$23.297	$25.891	621,352
The Dreyfus Socially Responsible Growth Fund, Inc.
1998	$10.000	$13.216	45,112
1999	$13.216	$16.935	138,362
2000	$16.935	$14.842	394,034
2001	$14.842	$11.320	766,867
2002	$11.320	$7.924	1,135,310
2003	$7.924	$9.836	1,411,981
2004	$9.836	$10.291	1,564,613
2005	$10.291	$10.505	1,649,194
2006	$10.505	$11.300	1,670,202
The Dreyfus Stock Index Fund, Inc.
1998	$10.000	$12.881	132,663
1999	$12.881	$15.303	426,172
2000	$15.303	$13.676	835,502
2001	$13.676	$11.831	1,239,428
2002	$11.831	$9.049	1,696,711
2003	$9.049	$11.443	2,110,659
2004	$11.443	$12.472	2,435,599
2005	$12.472	$12.862	2,710,155
2006	$12.862	$14.635	2,885,112
Dreyfus Technology Growth Portfolio
2001	$10.000	$8.133	11,448
2002	$8.133	$4.854	35,608
2003	$4.854	$7.219	86,639
2004	$7.219	$7.144	149,677
2005	$7.144	$7.304	184,657
2006	$7.304	$7.506	213,260

Dreyfus Variable Investment Fund
Growth and Income Portfolio
1998	$10.000	$11.423	55,399
1999	$11.423	$13.153	140,249
2000	$13.153	$12.467	250,767
2001	$12.467	$11.564	373,878
2002	$11.564	$8.506	503,816
2003	$8.506	$10.606	616,212
2004	$10.606	$11.229	691,609
2005	$11.229	$11.432	739,699
2006	$11.432	$12.896	741,677
International Value Portfolio
1999	$10.000	$11.925	6,860
2000	$11.925	$11.314	26,819
2001	$11.314	$9.672	56,210
2002	$9.672	$8.363	79,758
2003	$8.363	$11.234	101,663
2004	$11.234	$13.282	126,127
2005	$13.282	$14.641	155,871
2006	$14.641	$17.682	200,812
Vanguard Variable Insurance Fund
Total Bond Market Index Portfolio
2005	$10.000	$9.990	61,452
2006	$9.990	$10.266	100,023
Balanced Portfolio
2005	$10.000	$10.463	122,880
2006	$10.463	$11.849	280,559
Small Company Growth Portfolio
2005	$10.000	$11.023	25,238
2006	$11.023	$11.968	90,323

______________________________

(1)	The table does not include information for BlackRock Large Cap Growth V. I. Fund, which became available as an investment option on May 1, 2007.
(2)

Ceased to be an investment option as of May 1, 2007. If you have already invested in the VP Ultra Fund, you must select one or more alternative investment options to which you want to transfer your current investment in the VP Ultra Fund. You must transfer the entire amount invested in the VP Ultra fund. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want to transfer your current investment in the VP Ultra Fund. Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as “revenue sharing.” Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.

In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below. We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %

BlackRock Advisors, LLC	0.10%

American Century Investment Services, Inc.	0.20% on assets over $10 million

The Dreyfus Corporation	0.15% on assets up to $25 million
0.20% on assets over $25 million

THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity® Policy

As the owner of an AFAdvantage Variable Annuity® policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant’s life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant’s death.

Assigning the Policy

During the annuitant’s life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record an assignment. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

Although we legally own the portfolios’ shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners’ instructions, we will vote the shares in our own right.

HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

•

dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

•	subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

The value of an accumulation unit relating to any sub-account may go up or down from day to day.

When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund, Inc. is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund, Inc. sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant’s 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70½, whichever comes later (or age 70½ if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under “Tax Treatment of Withdrawals — Tax-Deferred Annuities and 401(k) Plans” elsewhere in this document, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee’s date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods

We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity

We will make monthly payments during the joint lifetime of two people, usually husband and wife. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally. If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years. This option is available as a fixed annuity only.

Annuity Payments

Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

•	the value of your policy in the variable investment options on the annuity date,
•	the assumed investment rate used in the annuity table for the policy, and
•	the performance of the portfolios that correspond with the sub-accounts you selected.

More than one assumed investment rate is available. You may select either 1%, 3% or 5%. If one is not chosen, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

INVESTMENT OPTIONS

When you buy an AFAdvantage Variable Annuity® policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B’s sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc.® (Call 800-662-1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Quest Investment Management, Inc., Todd Investment Advisors, Inc., WEDGE Capital Management LLP, and The Renaissance Group LLC

American Century Variable Portfolios, Inc.
Portfolios available under AFAdvantage Variable Annuity® policy:
     •   VP Balanced Fund
     •   VP Capital Appreciation Fund
     •   VP Income & Growth Fund
     •   VP International Fund
(Call 800-345-6488 to request portfolio prospectus)

Open-end, management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®

Advisor for VP Balanced Fund, VP Capital Appreciation Fund, and VP Income and Growth Fund: American Century Investment Management, Inc.

Advisor for VP International Fund: American Century Global Investment Management, Inc.

Sub-Advisor: None

BlackRock Variable Series Funds, Inc.
Portfolios available under AFAdvantage Variable Annuity® policy:
     •   BlackRock Basic Value V. I. Fund
     •   BlackRock Large Cap Growth V. I. Fund
     •   BlackRock Value Opportunities V. I. Fund
(Call 1-800-441-7762) to request portfolio prospectus)

	Open-end, management investment company offering one or more separate funds available under the AFAdvantage Variable Annuity®	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: None
The Dreyfus Stock Index Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation) Sub-Advisor: None

Dreyfus Variable Investment Fund
Portfolios available under AFAdvantage Variable Annuity® policy:
     •   Growth and Income Portfolio
     •   International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)

	Open-end, management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®	Advisor: The Dreyfus Corporation Sub-Advisor: None

Dreyfus Investment Portfolios Portfolios available under AFAdvantage Variable Annuity® policy: • Technology Growth Portfolio (Call 800-554-4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®	Advisor: The Dreyfus Corporation Sub-Advisor: None

Vanguard® Variable Insurance Fund
Portfolios available under AFAdvantage Variable Annuity® policy:
     •   Total Bond Market Index Portfolio
     •   Balanced Portfolio
     •   Small Company Growth Portfolio
(Call 800-210-6348 to request portfolio prospectus)

Open-end management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®

Advisor of Vanguard VIF Total Bond Market Index Portfolio: The Vanguard Group

Sub-Advisor: None

Advisor of Vanguard VIF Balanced Portfolio: Wellington Management Company, LLP

Sub-Advisor: None

Advisors of Vanguard VIF Small Company Growth Portfolio: Granahan Investment Management, Inc., and Grantham, Mayo, Van Otterloo & Co. LLC

Sub-Advisor: None

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table that appears elsewhere in this document. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity® policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option. There is no transfer fee charged for the one transfer. You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase. If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.

•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).
•

We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•

We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile and, when available, electronic transfer through our website. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•

If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

Our transfer restrictions are designed to prevent excessive transfers. However, such restrictions are not capable of preventing every potential occurrence of excessive transfer activity.

EXPENSES

Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

•	mortality and expense risk;
•	administrative charge; and
•	distribution expense.

Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy’s administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in “Withdrawals.” During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this document.

We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read the information under “Taxes” that appears elsewhere in this document, as well as the related discussion in our Statement of Additional Information.

We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us, including our officers, directors, etc. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

WITHDRAWALS

You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day. Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day. Withdrawal proceeds will be mailed within three to five business days of the date on which we receive your withdrawal request.

Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see “Taxes” and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

LOANS

If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

We charge an interest rate of 5% on any loans that you take against your policy. You may not make withdrawals while you have an outstanding loan against your policy.

If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

DEATH BENEFIT

Death Benefit Amount

The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.

Death of Owner Before Annuity Date

If you die before the annuity date, the death benefit will be paid to the beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or
•	payments, beginning by the end of the year following the participant’s death, for a period not to exceed the expected life of the beneficiary.

Any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death.

If the beneficiary is your spouse, he or she may:

•	choose to continue the policy in his or her own name at the current value of the policy;
•	choose a lump sum payment of the death benefit; or
•	apply the death benefit to an annuity option.

If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner’s death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

TAXES

The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

The rules of the Internal Revenue Code of 1986, as amended (the “Code”) which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs — either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

•	distributions made on or after the date on which the taxpayer reaches age 59½;
•	distributions made on or after the policy holder dies;
•	distributions made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);
•

distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

•	under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or
•	from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59½ years old or one of the other exceptions to the penalty applies.

Qualified Policies

The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy the amount received is taxable based on the ratio of your cost basis to your total accrued benefit under the retirement plan. To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

•	if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59½;
•	following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);
•

made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

•	to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;
•

made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

•	made on account of a levy by the Internal Revenue Service under Section 6331 of the Code on a qualified retirement plan;
•	made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;
•

from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

•

from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

•	from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code).

The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

•	eaches age 59½;
•	leaves his/her job;
•	dies; or
•	becomes disabled (as that term is defined in the Code).

A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity® policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 16 sub-accounts.

We hold Separate Account B’s assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account’s assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity®.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account B’s financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

PLACE
STAMP
HERE

American Fidelity Assurance Company

P.O. Box 25520

Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

☐ AFAdvantage Variable Annuity® ☐ American Fidelity Dual Strategy Fund, Inc.® ☐ American Century Variable Portfolios, Inc. ☐ BlackRock Variable Series Funds, Inc.	☐ The Dreyfus Socially Responsible Growth Fund, Inc. ☐ The Dreyfus Stock Index Fund, Inc. ☐ Dreyfus Variable Investment Fund ☐ Dreyfus Investment Portfolios ☐ Vanguard® Variable Insurance Fund

Name	________________________________________________________________
(please print)

Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

___________________________________________________________________

AFAdvantage Variable Annuity®

issued by

American Fidelity Separate Account B

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2007 for the AFAdvantage Variable Annuity®.

The Prospectus contains information that a prospective investor should know before investing. For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	(800) 662-1106	va.help@af-group.com

_____________________________________________________________________________________________

AFAdvantage Variable Annuity®

issued by

American Fidelity Separate Account B

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

___________________________________________________________________

AFAdvantage Variable Annuity®

issued by

American Fidelity Separate Account B

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

___________________________________________________________________

GENERAL INFORMATION AND HISTORY OF

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

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FEDERAL TAX STATUS

NOTE: The following description is based upon American Fidelity Assurance Company’s understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the

2

value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

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Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals — Non-Qualified Policies

The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an “annuity policy” under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer’s marginal income tax rate.

Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer’s income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer’s principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer’s then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

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Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer’s income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;
•	A distribution that is made on or after the death of the owner;
•	A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);
•

A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

•	A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and
•	A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

To qualify as an “annuity policy” under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner’s spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Qualified Plans

The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to

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qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Tax-Deferred Annuities

Section 403(b) of the Code permits the purchase of “tax-deferred annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See “Tax Treatment of Withdrawals - Qualified Policies” and “Tax-Deferred Annuities and 401(k) Plans - Withdrawal Limitations.”) Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Roth Contributions

Beginning in 2006, the Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer’s plan or policies. These contributions are added to pre-tax employee contributions for purposes of the individual’s elective deferral limits of the Code. Roth contributions and their earnings will be accounted for separately from pre-tax contributions.

Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½ or on the individual’s death or disability. The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account. Amounts may be rolled over from an individual’s designated Roth account to another designated Roth account or a Roth IRA established for the individual.

Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $4,000 per year for 2007 ($5,000 for individuals who are at least 50 years of age). Lower maximum limitations apply to individuals with adjusted gross incomes between $99,000 and $114,000 in the case of single taxpayers, between $156,000 and $166,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer’s IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

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Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½; on the individual’s death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals — Qualified Policies

The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

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Special Rules for Distributions that are Rolled Over

In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt to an “eligible retirement plan” which includes the following:

•	a traditional individual retirement arrangement under Section 408 of the Code;
•	another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;
•	a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

These special rules only apply to distributions that qualify as “eligible rollover distributions” under the Code. Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a trustee to trustee rollover. In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

•

It represents the return of “after-tax” contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit Sharing/401(k) or H.R.10 Plan and certain requirements are met);

•

It is part of a series of payments made for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

•	It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or
•	It is made from a Plan by reason of a hardship.
•	Required minimum distributions under Section 401(a)(9) include the following required payments:
•	If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70½ or any later calendar year; and
•

If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments are required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70½ or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the “after-tax” contributions and other cost basis in the policy at the time the annuity payments begin by the

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anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;
•	A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;
•	A distribution that is made on or after the death of the owner;
•	A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);
•

A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

•	A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;
•

A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

•

A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

•

Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

•

Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

•	Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

•	Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70½; and
•

If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required

9

distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70½ or the calendar year in which the taxpayer terminates employment with the employer and

•	When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death. The applicable plan documents will contain such rules.

Tax-Deferred Annuities and 401(k) Plans — Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59½; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) incurs a hardship. However, withdrawals for hardship are restricted to the portion of the owner’s policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Deferred Annuities/Loans

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer’s plan allows, at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $1,000 (which can be changed at our discretion). You may not make withdrawals while you have an outstanding loan against your policy.

If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner’s vested account balance or $10,000; or (2) $50,000, reduced by the Owner’s highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.

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ANNUITY PROVISIONS

Variable Annuity Payout

An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

The value of an annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and
•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

An owner can choose either a 1%, 3%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

The dollar amount of each fixed annuity payment will not vary. The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

American Fidelity Assurance Company is currently offering one form of a policy for Separate Account B which provides for a guaranteed minimum interest rate of 3%. Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. However, we may begin offering another form of the policy for Separate Account B which provides for a guaranteed minimum interest rate of 1%. If this occurs, the 1% guaranteed minimum interest rate would only apply to new contracts issued from that time forward.

The 1% guaranteed minimum interest rate policy, if offered, is an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25% rounded to the nearest .05%. Each year on November 1, we will calculate the guaranteed minimum interest rate to take effect on the following January 1st.

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Under this indexed policy form, the guaranteed minimum interest rate could change each year during the accumulation period. After election of an annuity payout option, the guaranteed rate for the Annuity Income Period will be locked in at the minimum guaranteed rate in effect at the time the election is made. Under this policy, the guaranteed minimum interest rate will never be less than 1%.

OFFERING OF THE AFADVANTAGE VARIABLE ANNUITY®

American Fidelity Separate Account B offers the AFAdvantage Variable Annuity® primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2004, 2005 and 2006 were $668,173, $796,430, and $811,873, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

The financial statements of American Fidelity Separate Account B and American Fidelity Assurance Company that are included in this Statement of Additional Information by amendment have been audited by KPMG LLP, independent registered public accounting firm. KPMG LLP’s address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

INVESTMENT CONSULTANT

Asset Services Company, L.L.C., 5101 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and American Fidelity Assurance Company. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to Asset Services for services provided to Separate Account B. No such compensation was paid to Asset Services in 2004, 2005 or 2006.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

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AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Statements

December 31, 2006

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

Board of Directors

American Fidelity Assurance Company, and

Contract Owners

American Fidelity Separate Account B:

We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I. (formerly Small Cap Value V.I.), Basic Value V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts of American Fidelity Separate Account B as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2006 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated Subaccounts of American Fidelity Separate Account B as of December 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 1, 2007

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2006
	Segregated Subaccounts
	Socially Responsible Growth	Stock Index	Growth and Income	Small Company Stock	International Value	Technology Growth

Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (663,395 shares
at net asset value of $28.45 per share) (cost $18,170,268)	$18,873,593
Dreyfus Stock Index Fund (1,167,989 shares at net asset value
of $36.15 per share) (cost $35,391,266)		42,222,820
Dreyfus Variable Investment Funds:
Growth and Income Portfolio (385,839 shares at net asset
value of $24.79 per share) (cost $8,193,736)			9,564,948
Small Company Stock Portfolio (218,019 shares at net asset
value of $21.36 per share) (cost $3,987,940)				4,656,881
International Value Portfolio (182,088 shares at net asset
value of $19.50 per share) (cost $2,681,118)					3,550,718
Dreyfus Investment Portfolios:
Technology Growth Portfolio (169,560 shares at net asset
value of $9.44 per share) (cost $1,380,964)						1,600,651
Total assets	18,873,593	42,222,820	9,564,948	4,656,881	3,550,718	1,600,651
Total liabilities
Net assets	$18,873,593	42,222,820	9,564,948	4,656,881	3,550,718	1,600,651
Accumulation units outstanding	1,670,202	2,885,112	741,677	299,683	200,812	213,260
Net asset value per unit	$11.300	14.635	12.896	15.539	17.682	7.506
See accompanying notes to financial statements.

2

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2006
	Segregated Subaccounts
	Value Opportunities V.I.	Basic Value V.I.

Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (687,210 shares at net
asset value of $23.41 per share) (cost $16,775,358)	$16,087,580
Basic Value V.I. Fund (702,459 shares at net
asset value of $15.91 per share) (cost $10,218,240)		11,176,126
Total assets	16,087,580	11,176,126
Total liabilities	—	—
Net assets	$16,087,580	11,176,126
Accumulation units outstanding	621,352	694,283
Net asset value per unit	$25.891	16.097
See accompanying notes to financial statements.

3

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2006
	Segregated Subaccounts
	VP Balanced	VP Capital Appreciation	VP Income and Growth	VP Ultra	VP International	Dual Strategy Fund

Investments:
American Century Variable Portfolios:
VP Balanced (401,789 shares at net asset
value of $7.53 per share) (cost $2,701,340)	$3,025,473
VP Capital Appreciation (106,109 shares at net asset
value of $10.96 per share) (cost $839,780)		1,162,952
VP Income and Growth (214,005 shares at net asset
value of $8.63 per share) (cost $1,440,641)			1,846,864
VP Ultra (190,307 shares at net asset value of
$10.04 per share) (cost $1,762,302)				1,910,680
VP International Value (116,553 shares at net asset
value of $10.12 per share) (cost $862,333)					1,179,517
American Fidelity Dual Strategy Fund, Inc. (1,616,602
shares at net asset value of $11.25 per share)
(cost $16,027,444)						18,191,618
Total assets	3,025,473	1,162,952	1,846,864	1,910,680	1,179,517	18,191,618
Total liabilities	—	—	—	—	—	—
Net assets	$3,025,473	1,162,952	1,846,864	1,910,680	1,179,517	18,191,618
Accumulation units outstanding	247,661	104,286	150,860	216,928	93,385	1,811,121
Net asset value per unit	$12.216	11.152	12.242	8.808	12.631	10.044
See accompanying notes to financial statements.

4

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2006
	Segregated Subaccounts
	Total Bond Market Index	VNG Balanced	VNG Small Company

Investments:
Vanguard Total Bond Market Index (91,515 shares at net
asset value of $11.22 per share) (cost $1,012,491)	$1,026,801
Vanguard Balanced (161,223 shares at net
asset value of $20.62 per share) (cost $3,057,979)		3,324,423
Vanguard Small Company (55,950 shares at net
asset value of $19.32 per share) (cost $1,061,972)			1,080,961
Total assets	1,026,801	3,324,423	1,080,961
Total liabilities	—	—	—
Net assets	$1,026,801	3,324,423	1,080,961
Accumulation units outstanding	100,023	280,559	90,323
Net asset value per unit	$10.266	11.849	11.968
See accompanying notes to financial statements.

5

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2006
	Segregated Subaccounts
	Socially Responsible Growth	Stock Index	Growth and Income	Small Company Stock	International Value	Technology Growth

Net investment income (loss):
Investment income distribution from underlying
mutual fund	$18,708	643,311	70,654	—	36,285	—
Less expenses:
Mortality and risk	223,754	477,901	111,899	57,345	35,898	18,220
Administration	26,851	57,348	13,428	6,882	4,307	2,186
Distribution	17,900	38,232	8,952	4,588	2,872	1,458
Total expenses	268,505	573,481	134,279	68,815	43,077	21,864
Net investment income (loss)	(249,797)	69,830	(63,625)	(68,815)	(6,792)	(21,864)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	—	553,095	205,023	—
Proceeds from sales	1,048,43	1,255,973	803,069	465,584	110,652	104,847
Cost of investments sold	985,601	1,109,426	724,168	450,664	101,370	99,587
	62,832	146,547	78,901	14,920	9,282	5,260
Net realized gains (losses) on investments	62,832	146,547	78,901	568,015	214,305	5,260
Unrealized appreciation (depreciation) on investments,
end of year	703,325	6,831,554	1,371,212	668,941	869,600	219,687
Unrealized appreciation (depreciation) on investments,
beginning of year	(823,241)	2,000,153	283,445	775,571	534,320	164,221
Change in unrealized appreciation
(depreciation) on investments	1,526,566	4,831,401	1,087,767	(106,630)	335,280	55,466
Net increase (decrease) in net assets
from operations	$1,339,601	5,047,778	1,103,043	392,570	542,793	38,862
See accompanying notes to financial statements.

6

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2006
	Segregated Subaccounts
	Value Opportunities V.I.	Basic Value V.I.

Net investment income (loss):
Investment income distribution from underlying
mutual fund	$44,468	171,211
Less expenses:
Mortality and risk	176,951	110,864
Administration	21,234	13,304
Distribution	14,156	8,870
Total expenses	212,341	133,038
Net investment income (loss)	(167,873)	38,173
Realized gains (losses) on investments:
Realized gains distributions
from underlying mutual fund	2,667,769	1,113,382
Proceeds from sales	475,465	193,950
Cost of investments sold	460,164	181,757
	15,301	12,193
Net realized gains (losses) on investments	2,683,070	1,125,575
Unrealized appreciation (depreciation) on investments,
end of year	(687,778)	957,886
Unrealized appreciation (depreciation) on investments,
beginning of year	391,564	430,552
Change in unrealized appreciation
(depreciation) on investments	(1,079,342)	527,334
Net increase (decrease) in net assets
from operations	$1,435,855	1,691,082
See accompanying notes to financial statements.

7

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2006
	Segregated Subaccounts
	VP Balanced	VP Capital Appreciation	VP Income and Growth	VP Ultra	VP International	Dual Strategy Fund

Net investment income (loss):
Investment income distribution from underlying
mutual fund	$48,803	—	25,655	—	11,714	212,105
Less expenses:
Mortality and risk	33,941	12,589	19,319	21,773	11,022	213,077
Administration	4,073	1,511	2,318	2,613	1,322	25,569
Distribution	2,715	1,007	1,545	1,742	882	17,046
Total expenses	40,729	15,107	23,182	26,128	13,226	255,692
Net investment income (loss)	8,074	(15,107)	2,473	(26,128)	(1,512)	(43,587)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	163,580	—	—	—	—	—
Proceeds from sales	175,724	101,115	115,444	107,848	35,773	742,526
Cost of investments sold	166,586	79,555	102,665	103,409	31,898	676,336
	9,138	21,560	12,779	4,439	3,875	66,190
Net realized gains (losses) on investments	172,718	21,560	12,779	4,439	3,875	66,190
Unrealized appreciation (depreciation) on investments,
end of year	324,133	323,172	406,223	148,378	317,184	2,164,174
Unrealized appreciation (depreciation) on investments,
beginning of year	287,967	181,806	188,461	204,517	124,783	823,523
Change in unrealized appreciation
(depreciation) on investments	36,166	141,366	217,762	(56,139)	192,401	1,340,651
Net increase (decrease) in net assets
from operations	$216,958	147,819	233,014	(77,828)	194,764	1,363,254
See accompanying notes to financial statements.

8

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2006
	Segregated Subaccounts
	Total Bond Market Index	VNG Balanced	VNG Small Company

Net investment income (loss):
Investment income distribution from underlying
mutual fund	$29,110	43,913	1,497
Less expenses:
Mortality and risk	10,320	27,422	7,763
Administration	1,238	3,291	931
Distribution	826	2,193	621
Total expenses	12,384	32,906	9,315
Net investment income (loss)	16,726	11,007	(7,818)
Realized gains (losses) on investments:
Realized gains distributions
from underlying mutual fund	—	54,246	46,128
Proceeds from sales	90,942	83,837	16,003
Cost of investments sold	91,716	80,279	15,446
	(774)	3,558	557
Net realized gains (losses) on investments	(774)	57,804	46,685
Unrealized appreciation (depreciation) on investments,
end of year	14,310	266,444	18,989
Unrealized appreciation (depreciation) on investments,
beginning of year	3,268	39,459	10,772
Change in unrealized appreciation
(depreciation) on investments	11,042	226,985	8,217
Net increase (decrease) in net assets
from operations	$26,994	295,796	47,084
See accompanying notes to financial statements.

9

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2006
	Segregated Subaccounts
	Socially Responsible Growth	Stock Index	Growth and Income	Small Company Stock	International Value	Technology Growth

Increase in net assets from operations:
Net investment income (loss)	$(249,797)	69,830	(63,625)	(68,815)	(6,792)	(21,864)
Net realized gains (losses) on investments	62,832	146,547	78,901	568,015	214,305	5,260
Unrealized appreciation (depreciation)
during the year	1,526,566	4,831,401	1,087,767	(106,630)	335,280	55,466
Net increase (decrease) in net
assets from operations	1,339,601	5,047,778	1,103,043	392,570	542,793	38,862
Contract transactions:
Net purchase payments received (note 3)	2,263,611	6,264,854	1,220,951	727,387	1,005,085	381,274
Withdrawal of funds (notes 2 and 3)	(2,053,594)	(3,949,153)	(1,215,440)	(692,564)	(279,197)	(168,283)
Net increase in net assets from
contract transactions	210,017	2,315,701	5,511	34,823	725,888	212,991
Increase in net assets	1,549,618	7,363,479	1,108,554	427,393	1,268,681	251,853
Net assets, beginning of year	17,323,975	34,859,341	8,456,394	4,229,488	2,282,037	1,348,798
Net assets, end of year	$18,873,593	42,222,820	9,564,948	4,656,881	3,550,718	1,600,651
See accompanying notes to financial statements.

10

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2006
	Segregated Subaccounts
	Value Opportunities V.I.	Basic Value V.I.

Increase in net assets from operations:
Net investment income (loss)	$(167,873)	38,173
Net realized gains (losses) on investments	2,683,070	1,125,575
Unrealized appreciation (depreciation)
during the year	(1,079,342)	527,334
Net increase (decrease) in net
assets from operations	1,435,855	1,691,082
Contract transactions:
Net purchase payments received (note 3)	4,202,482	3,204,307
Withdrawal of funds (notes 2 and 3)	(1,498,910)	(826,365)
Net increase in net assets from
contract transactions	2,703,572	2,377,942
Increase in net assets	4,139,427	4,069,024
Net assets, beginning of year	11,948,153	7,107,102
Net assets, end of year	$16,087,580	11,176,126
See accompanying notes to financial statements.

11

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2006
	Segregated Subaccounts
	VP Balanced	VP Capital Appreciation	VP Income and Growth	VP Ultra	VP International	Dual Strategy Fund

Increase in net assets from operations:
Net investment income (loss)	$8,074	(15,107)	2,473	(26,128)	(1,512)	(43,587)
Net realized gains (losses) on investments	172,718	21,560	12,779	4,439	3,875	66,190
Unrealized appreciation (depreciation)
during the year	36,166	141,366	217,762	(56,139)	192,401	1,340,651
Net increase (decrease) in net
assets from operations	216,958	147,819	233,014	(77,828)	194,764	1,363,254
Contract transactions:
Net purchase payments received (note 3)	651,390	303,040	460,547	540,162	425,362	2,617,145
Withdrawal of funds (notes 2 and 3)	(270,405)	(139,835)	(177,173)	(179,424)	(79,140)	(1,716,820)
Net increase in net assets from
contract transactions	380,985	163,205	283,374	360,738	346,222	900,325
Increase in net assets	597,943	311,024	516,388	282,910	540,986	2,263,579
Net assets, beginning of year	2,427,530	851,928	1,330,476	1,627,770	638,531	15,928,039
Net assets, end of year	$3,025,473	1,162,952	1,846,864	1,910,680	1,179,517	18,191,618
See accompanying notes to financial statements.

12

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2006
	Segregated Subaccounts
	Total Bond Market Index	VNG Balanced	VNG Small Company

Increase in net assets from operations:
Net investment income (loss)	$16,726	11,007	(7,818)
Net realized gains (losses)	(774)	57,804	46,685
Unrealized appreciation (depreciation)
during the year	11,042	226,985	8,217
Net increase (decrease) in net
assets from operations	26,994	295,796	47,084
Contract transactions:
Net purchase payments received (note 3)	510,553	1,961,140	816,350
Withdrawal of funds (notes 2 and 3)	(124,679)	(218,200)	(60,667)
Net increase in net assets from
contract transactions	385,874	1,742,940	755,683
Increase in net assets	412,868	2,038,736	802,767
Net assets, beginning of year	613,933	1,285,687	278,194
Net assets, end of year	$1,026,801	3,324,423	1,080,961
See accompanying notes to financial statements.

13

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2005
	Segregated Subaccounts
	Socially Responsible Growth	Stock Index	Growth and Income	Small Company Stock	International Value	Technology Growth

Increase in net assets from operations:
Net investment income (loss)	$(246,876)	46,677	(11,057)	(58,775)	(28,446)	(17,374)
Net realized gains (losses) on investments	14,753	33,762	18,467	191,123	33,586	7,492
Unrealized appreciation (depreciation)
during the year	604,422	993,239	150,639	(146,936)	199,255	52,571
Net increase (decrease) in net
assets from operations	372,299	1,073,678	158,049	(14,588)	204,395	42,689
Contract transactions:
Net purchase payments received (note 3)	2,452,554	5,984,661	1,372,840	767,241	572,403	395,954
Withdrawal of funds (notes 2 and 3)	(1,602,533)	(2,575,063)	(840,273)	(326,323)	(170,035)	(159,185)
Net increase (decrease) in net assets from
contract transactions	850,021	3,409,598	532,567	440,918	402,368	236,769
Increase (decrease) in net assets	1,222,320	4,483,276	690,616	426,330	606,763	279,458
Net assets, beginning of year	16,101,655	30,376,065	7,765,778	3,803,158	1,675,274	1,069,340
Net assets, end of year	$17,323,975	34,859,341	8,456,394	4,229,488	2,282,037	1,348,798
See accompanying notes to financial statements.

14

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2005
	Segregated Subaccounts
	Value Opportunities V.I.	Basic Value V.I.

Increase in net assets from operations:
Net investment income (loss)	$(117,520)	6,243
Net realized gains (losses) on investments	1,585,614	527,690
Unrealized appreciation (depreciation)
during the year	(513,524)	(394,981)
Net increase (decrease) in net
assets from operations	954,570	138,952
Contract transactions:
Net purchase payments received (note 3)	3,117,312	2,445,401
Withdrawal of funds (notes 2 and 3)	(743,601)	(592,841)
Net increase (decrease) in net assets from
contract transactions	2,373,711	1,852,560
Increase (decrease) in net assets	3,328,281	1,991,512
Net assets, beginning of year	8,619,872	5,115,590
Net assets, end of year	$11,948,153	7,107,102
See accompanying notes to financial statements.

15

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2005
	Segregated Subaccounts
	VP Balanced	VP Capital Appreciation	VP Income and Growth	VP Ultra	VP International	Dual Strategy Fund

Increase in net assets from operations:
Net investment income (loss)	$4,647	(9,849)	2,165	(20,674)	(2,589)	(26,866)
Net realized gains (losses) on investments	18,987	4,223	2,742	4,434	1,684	20,264
Unrealized appreciation (depreciation)
during the year	51,924	136,462	32,084	35,603	65,319	362,591
Net increase (decrease) in net
assets from operations	75,558	130,836	36,991	19,363	64,414	355,989
Contract transactions:
Net purchase payments received (note 3)	681,526	285,260	475,430	518,658	258,126	2,732,599
Withdrawal of funds (notes 2 and 3)	(265,342)	(73,028)	(72,481)	(132,915)	(39,575)	(1,150,743)
Net increase (decrease) in net assets from
contract transactions	416,184	212,232	402,949	385,743	218,551	1,581,856
Increase (decrease) in net assets	491,742	343,068	439,940	405,106	282,965	1,937,845
Net assets, beginning of year	1,935,788	508,860	890,536	1,222,664	355,566	13,990,194
Net assets, end of year	$2,427,530	851,928	1,330,476	1,627,770	638,531	15,928,039
See accompanying notes to financial statements.

16

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2005
	Segregated Subaccounts
	Total Bond Market Index*	VNG Balanced*	VNG Small Company*

Increase in net assets from operations:
Net investment income (loss)	$(3,553)	(6,888)	(1,332)
Net realized gains (losses)	(22)	293	(94)
Unrealized appreciation (depreciation)
during the year	3,268	39,459	10,772
Net increase (decrease) in net
assets from operations	(307)	32,864	9,346
Contract transactions:
Net purchase payments received (note 3)	638,301	1,315,276	276,541
Withdrawal of funds (notes 2 and 3)	(24,061)	(62,453)	(7,693)
Net increase (decrease) in net assets from
contract transactions	614,240	1,252,823	268,848
Increase (decrease) in net assets	613,933	1,285,687	278,194
Net assets, beginning of year	—	—	—
Net assets, end of year	$613,933	1,285,687	278,194
* These segregated subaccounts were added as investment options on May 1, 2005.
See accompanying notes to financial statements.

17

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	Socially Responsible Growth
	2006	2005	2004	2003	2002
Net assets	$18,873,593	17,323,975	16,101,655	13,887,963	8,995,921
Accumulation unit value	$11.300	10.505	10.291	9.836	7.924
Number of accumulation units outstanding	1,670,202	1,649,194	1,564,613	1,411,981	1,135,310
Investment income as a percent of average net assets	0.10%	0.00%	0.42%	0.13%	0.27%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	7.57%	2.08%	4.63%	24.13%	(30.00)%
	Stock Index
	2006	2005	2004	2003	2002
Net assets	$42,222,820	34,859,341	30,376,065	24,151,415	15,353,112
Accumulation unit value	$14.635	12.862	12.472	11.443	9.049
Number of accumulation units outstanding	2,885,112	2,710,155	2,435,599	2,110,659	1,696,711
Investment income as a percent of average net assets	1.68%	1.65%	1.88%	1.55%	1.41%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	13.78%	3.13%	8.99%	26.46%	(23.51)%
	Growth and Income
	2006	2005	2004	2003	2002
Net assets	$9,564,948	8,456,394	7,765,778	6,535,643	4,285,532
Accumulation unit value	$12.896	11.432	11.229	10.606	8.506
Number of accumulation units outstanding	741,677	739,699	691,609	616,212	503,816
Investment income as a percent of average net assets	0.79%	1.36%	1.29%	0.86%	0.64%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	12.81%	1.81%	5.87%	24.69%	(26.44)%
	Small Company Stock
	2006	2005	2004	2003	2002
Net assets	$4,656,881	4,229,488	3,803,158	2,899,439	1,773,279
Accumulation unit value	$15.539	14.215	14.301	12.248	8.698
Number of accumulation units outstanding	299,683	297,534	265,944	236,722	203,864
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.11%	0.24%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	9.31%	(0.60)%	16.76%	40.81%	(20.91)%
	International Value
	2006	2005	2004	2003	2002
Net assets	$3,550,718	2,282,037	1,675,274	1,142,062	667,010
Accumulation unit value	$17.682	14.641	13.282	11.234	8.363
Number of accumulation units outstanding	200,812	155,871	126,127	101,663	79,758
Investment income as a percent of average net assets	1.26%	0.00%	1.17%	1.29%	1.07%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	20.77%	10.23%	18.23%	34.33%	(13.53)%
	Technology Growth
	2006	2005	2004	2003	2002
Net assets	$1,600,651	1,348,798	1,069,340	625,446	172,849
Accumulation unit value	$7.506	7.304	7.144	7.219	4.854
Number of accumulation units outstanding	213,260	184,657	149,677	86,639	35,608

18

Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	2.77%	2.24%	(1.04)%	48.72%	(40.32)%
	Value Opportunities V.I.
	2006	2005	2004	2003	2002
Net assets	$16,087,580	11,948,153	8,619,872	5,619,858	2,878,303
Accumulation unit value	$25.891	23.297	21.425	18.915	13.435
Number of accumulation units outstanding	621,352	512,870	402,337	297,114	214,238
Investment income as a percent of average net assets	0.31%	0.32%	0.00%	0.09%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	11.13%	8.74%	13.27%	40.79%	(24.89)%
	Basic Value V.I.
	2006	2005	2004	2003	2002
Net assets	$11,176,126	7,107,102	5,115,590	3,113,972	1,410,248
Accumulation unit value	$16.097	13.409	13.223	12.085	9.207
Number of accumulation units outstanding	694,283	530,030	386,872	257,674	153,166
Investment income as a percent of average net assets	1.93%	1.61%	1.39%	1.49%	1.55%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	20.05%	1.41%	9.42%	31.26%	(19.00)%
	VP Balanced
	2006	2005	2004	2003	2002
Net assets	$3,025,473	2,427,530	1,935,788	1,277,638	702,417
Accumulation unit value	$12.216	11.313	10.943	10.119	8.599
Number of accumulation units outstanding	247,661	214,586	176,890	126,257	81,687
Investment income as a percent of average net assets	1.80%	1.72%	1.48%	2.28%	2.10%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	7.98%	3.38%	8.14%	17.68%	(10.90)%
	VP Capital Appreciation
	2006	2005	2004	2003	2002
Net assets	$1,162,952	851,928	508,860	320,060	162,158
Accumulation unit value	$11.152	9.657	8.031	7.578	6.385
Number of accumulation units outstanding	104,286	88,216	63,361	42,236	25,397
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	15.48%	20.24%	5.98%	18.68%	(22.38)%
	VP Income and Growth
	2006	2005	2004	2003	2002
Net assets	$1,846,864	1,330,476	890,536	540,966	197,923
Accumulation unit value	$12.242	10.614	10.297	9.251	7.260
Number of accumulation units outstanding	150,860	125,355	86,484	58,478	27,264
Investment income as a percent of average net assets	1.66%	1.70%	1.24%	0.99%	0.79%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	15.34%	3.08%	11.31%	27.42%	(20.57)%
	VP Ultra
	2006	2005	2004	2003	2002
Net assets	$1,910,680	1,627,770	1,222,664	759,986	378,533
Accumulation unit value	$8.808	9.244	9.185	8.424	6.847

19

Number of accumulation units outstanding	216,928	176,091	133,120	90,216	55,288
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.27%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	(4.72)%	0.65%	9.03%	23.03%	(23.85)%
	VP International
	2006	2005	2004	2003	2002
Net assets	$1,179,517	638,531	355,566	206,856	90,329
Accumulation unit value	$12.631	10.255	9.192	8.119	6.619
Number of accumulation units outstanding	93,385	62,264	38,683	25,478	13,646
Investment income as a percent of average net assets	1.32%	0.95%	0.47%	0.60%	0.48%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	23.17%	11.57%	13.2%	22.66%	(21.57)%
	Dual Strategy Fund
	2006	2005	2004	2003	2002
Net assets	$18,191,618	15,928,039	13,990,194	11,461,787	7,161,448
Accumulation unit value	$10.044	9.279	9.086	8.528	6.904
Number of accumulation units outstanding	1,811,121	1,716,657	1,539,678	1,344,082	1,037,323
Investment income as a percent of average net assets	1.24%	1.32%	1.08%	1.26%	0.94%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	8.24%	2.12%	6.54%	23.52%	(26.17)%
	Total Bond Market Index
	2006	2005*	2004	2003	2002
Net assets	$1,026,801	613,933	—	—	—
Accumulation unit value	$10.266	9.990	—	—	—
Number of accumulation units outstanding	100,023	61,452	—	—	—
Investment income as a percent of average net assets	3.55%	0.00%	—	—	—
Expenses as a percent of average net assets	1.50%	1.50%	—	—	—
Total return	2.76%	(0.10)%	—	—	—
	VNG Balanced
	2006	2005*	2004	2003	2002
Net assets	$3,324,423	1,285,687	—	—	—
Accumulation unit value	$11.849	10.463	—	—	—
Number of accumulation units outstanding	280,559	122,880	—	—	—
Investment income as a percent of average net assets	2.01%	0.00%	—	—	—
Expenses as a percent of average net assets	1.50%	1.50%	—	—	—
Total return	13.25%	4.63%	—	—	—
	VNG Small Company
	2006	2005*	2004	2003	2002
Net assets	$1,080,961	278,194	—	—	—
Accumulation unit value	$11.968	11.023	—	—	—
Number of accumulation units outstanding	90,323	25,238	—	—	—
Investment income as a percent of average net assets	0.24%	0.00%	—	—	—
Expenses as a percent of average net assets	1.50%	1.50%	—	—	—
Total return	8.57%	10.23%	—	—	—
See accompanying notes to financial statements.

20

*	These segregated subaccounts were added as investment options on May 1, 2005. Investment income and expense ratios are annualized and total return is not annualized.

21

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2006

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

Effective May 1, 2005, Account B added Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts as options available to contract owners.

One of Account B’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

(c)	Income Taxes

Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account B’s net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a “regulated investment company” under subchapter M of the Code.

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

22

If additional reserves are required, AFA reimburses Account B. At December 31, 2006, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2006.

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles generally requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts

AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners’ accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

	2006	2005
Socially Responsible Growth	$74,911	89,936
Stock Index	143,482	156,089
Growth and Income	27,096	31,265
Small Company Stock	13,335	14,611
International Value	8,422	6,940
Technology Growth	4,939	5,041
Value Opportunities V.I.	81,011	71,136
Basic Value V.I.	38,130	31,368
VP Balanced	10,164	10,445
VP Capital Appreciation	3,184	3,208
VP Income and Growth	5,510	5,204
VP Ultra	6,315	6,354
VP International	2,789	2,383
Dual Strategy Fund	63,686	71,664
Total Bond Market Index	3,043	798
VNG Balanced	8,757	1,343
VNG Small Company	3,297	390

All such fees were paid to AFA.

During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

23

(3)	Unit Activity From Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2006 and 2005 were as follows:

	December 31,2006
	Segregated Subaccounts
	Socially Responsible Growth	Stock Index	Growth and Income	Small Company Stock	International Value	Technology Growth

Accumulation units:
Outstanding, beginning of year	$1,649,194	2,710,155	739,699	297,534	155,871	184,657
Increase for purchase payments
received	212,159	464,869	102,959	48,018	62,472	52,304
Decrease for withdrawals of fund	(191,151)	(289,912)	(100,981)	(45,869)	(17,531)	(23,701)
Outstanding, end of year	$1,670,202	2,885,112	741,677	299,683	200,812	213,260

	December 31, 2006
	Segregated Subaccounts
	Value Opportunities V.I.	Basic Value V.I.

Accumulation units:
Outstanding, beginning of year	512,870	530,030
Increase for purchase payments received	169,160	221,546
Decrease for withdrawal of funds	(60,678)	(57,293)
Outstanding, end of year	621,352	694,283

	December 31, 2006
	Segregated Subaccounts
	VP Balanced	VP Capital Appreciation	VP Income and Growth	VP Ultra	VP International	Dual Strategy Fund

Accumulation units:
Outstanding, beginning of year	214,586	88,216	125,355	176,091	62,264	1,716,657
Increase for purchase payments
received	56,266	29,182	41,478	61,229	38,058	273,269
Decrease for withdrawal of funds	(23,191)	(13,112)	(15,973)	(20,392)	(6,937)	(178,805)
Outstanding, end of year	247,661	104,286	150,860	216,928	93,385	1,811,121

24

	December 31, 2006
	Segregated Subaccounts
	Total Bond Market Index	VNG Balanced	VNG Small Company

Accumulation units:
Outstanding, beginning of year	61,452	122,880	25,238
Increase for purchase payments received	50,980	177,078	70,194
Decrease for withdrawal of funds	(12,409)	(19,399)	(5,109)
Outstanding, end of year	100,023	280,559	90,323

	December 31, 2005
	Segregated Subaccounts
	Socially Responsible Growth	Stock Index	Growth and Income	Small Company Stock	International Value	Technology Growth

Accumulation units:
Outstanding, beginning of year	1,564,613	2,435,599	691,609	265,944	126,127	149,677
Increase for purchase payments
received	241,373	481,785	123,803	55,100	42,433	57,817
Decrease for withdrawal of funds	(156,792)	(207,229)	(75,713)	(23,510)	(12,689)	(22,837)
Outstanding, end of year	1,649,194	2,710,155	739,699	297,534	155,871	184,657

	December 31, 2005
	Segregated Subaccounts
	Value Opportunities V.I.	Basic Value V.I.

Accumulation units:
Outstanding, beginning of year	402,337	386,872
Increase for purchase payments received	144,603	188,582
Decrease for withdrawal of funds	(34,070)	(45,424)
Outstanding, end of year	512,870	530,030

	December 31, 2005
	Segregated Subaccounts
	VP Balanced	VP Capital Appreciation	VP Income and Growth	VP Ultra	VP International	Dual Strategy Fund

Accumulation units:
Outstanding, beginning of year	176,890	63,361	86,484	133,120	38,683	1,539,678
Increase for purchase payments
received	61,678	33,318	45,839	58,185	27,775	304,410
Decrease for withdrawal of funds	(23,982)	(8,463)	(6,968)	(15,214)	(4,194)	(127,431)
Outstanding, end of year	214,586	88,216	125,355	176,091	62,264	1,716,657

	December 31, 2005
	Segregated Subaccounts
	Total Bond Market Index*	VNG Balanced*	VNG Small Company*

Accumulation units:
Outstanding, beginning of year	—	—	—
Increase for purchase payments received	63,863	129,006	25,989
Decrease for withdrawal of funds	(2,411)	(6,126)	(751)
Outstanding, end of year	61,452	122,880	25,238

* These segregated subaccounts were added as investment options on May 1, 2005.

25

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2006 and 2005 and

Each of the Years in the Three-Year

Period Ended December 31, 2006

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors

American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

April 5, 2007

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2006 and 2005
(In thousands, except per share amounts)
Assets	2006	2005
Investments:
Fixed maturities, at fair value
(amortized cost of $1,478,073 and $1,546,782
in 2006 and 2005, respectively)	$1,459,953	1,542,281
Equity securities, at fair value:
Preferred stocks (cost of $4,000 and $10,012 in
2006 and 2005, respectively)	3,472	10,368
Common stocks (cost of $16,735 and $23,884 in
2006 and 2005, respectively)	19,786	26,052
Trading investments	596,617	591,956
Mortgage loans on real estate, net	311,622	299,087
Investment real estate, at cost (less accumulated
depreciation of $15 and $13 in 2006 and 2005,
respectively)	2,672	4,129
Policy loans	28,325	27,987
Short-term and other investments	72,855	48,497
	2,495,302	2,550,357
Cash	34,014	14,865
Accrued investment income	23,394	23,402
Accounts receivable:
Uncollected premiums	57,605	53,627
Reinsurance receivable	768,802	749,059
Other	7,156	7,666
	833,563	810,352
Deferred policy acquisition costs	378,393	345,587
Other assets	4,066	4,552
Separate account assets	325,433	302,544
Total assets	$4,094,165	4,051,659

2

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2006 and 2005
(In thousands, except per share amounts)
Liabilities and Stockholder’s Equity	2006	2005
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$831,675	807,571
Accident and health	338,398	311,950
Unearned premiums	3,015	2,929
Benefits payable	94,796	85,964
Funds held under deposit administration contracts	764,433	726,460
Other policy liabilities	137,271	135,829
	2,169,588	2,070,703
Other liabilities:
Funds withheld under reinsurance contract	606,662	580,823
Derivative in funds withheld under reinsurance contract	16,195	33,704
Net deferred income tax liability	72,309	68,230
General expenses, taxes, licenses and fees payable,
and other liabilities	106,748	95,130
	801,914	777,887
Notes payable	371,643	505,072
Separate account liabilities	325,433	302,544
Total liabilities	3,668,578	3,656,206
Stockholder’s equity:
Common stock, par value $10 per share. 250,000
shares authorized, issued, and outstanding	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive loss	(10,136)	(1,283)
Retained earnings	401,685	362,698
Total stockholder’s equity	425,587	395,453
Commitments and contingencies (notes 9, 11, 12, and 14)
Total liabilities and stockholder’s equity	$4,094,165	4,051,659
See accompanying notes to consolidated financial statements.

3

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2006, 2005, and 2004
(In thousands, except per share amounts)
	2006	2005	2004
Revenues:
Premiums:
Life and annuity	$28,728	27,827	28,473
Accident and health	446,157	410,534	406,899
	474,885	438,361	435,372
Net investment income	68,407	76,013	82,424
Other income, net	27,313	29,143	32,146
Total revenues	570,605	543,517	549,942
Benefits:
Benefits paid or provided:
Life and annuity	21,813	20,380	23,420
Accident and health	235,299	216,267	215,248
Interest credited to funded contracts	34,847	32,820	30,129
Increase (decrease) in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $20,238, $8,131, and $43,469 in
2006, 2005, and 2004, respectively)	3,866	(49)	(336)
Accident and health (net of increase [decrease] in reinsurance reserves ceded of $2,723, $[4,574], and $[17,666]
in 2006, 2005, and 2004, respectively)	23,725	27,001	17,378
(Decrease) increase in fair value of derivative in funds withheld under
reinsurance contract	(17,509)	(7,310)	3,826
	302,041	289,109	289,665
Expenses:
Selling costs	125,844	114,485	118,495
Other operating, administrative, and general expenses	89,746	87,053	86,942
Taxes, other than federal income taxes, and licenses
and fees	13,767	14,398	14,221
Increase in deferred policy acquisition costs	(32,806)	(24,033)	(12,596)
	196,551	191,903	207,062
Total benefits and expenses	498,592	481,012	496,727
Income before income tax expense and cumulative
effect of change in accounting principle	72,013	62,505	53,215
Income tax expense (benefit):
Current	12,621	20,963	10,004
Deferred	8,846	(802)	4,995

4

	21,467	20,161	14,999
Net income	$50,546	42,344	38,216
Basic net income per share	$202.18	169.38	152.86
See accompanying notes to consolidated financial statements.

5

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder’s Equity
Years ended December 31, 2006, 2005, and 2004
(In thousands)
	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total stockholder’s equity

Balance, December 31, 2003	$2,500	31,538	310,662	21,610	366,310
Comprehensive income:
Net income	—	—	38,216	—	38,216
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	—	(120)	(120)
Comprehensive income					38,096
Dividends paid	—	—	(14,734)	—	(14,734)
Balance, December 31, 2004	2,500	31,538	334,144	21,490	389,672
Comprehensive income:
Net income	—	—	42,344	—	42,344
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	—	(22,773)	(22,773)
Comprehensive income					19,571
Dividends paid	—	—	(13,790)	—	(13,790)
Balance, December 31, 2005	$2,500	31,538	362,698	(1,283)	395,453
Comprehensive income:
Net income	—	—	50,546	—	50,546
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	—	(8,853)	(8,853)
Comprehensive income					41,693
Dividends paid	—	—	(11,559)	—	(11,559)
Balance, December 31, 2006	$2,500	31,538	401,685	(10,136)	425,587

6

See accompanying notes to consolidated financial statements.

7

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2006, 2005, and 2004
(In thousands)
	2006	2005	2004
Cash flows from operating activities:
Net income	$50,546	42,344	38,216
Adjustments to reconcile net income to net cash
provided by operating activities:
Provision for depreciation	2	2	2
Accretion of discount on investments	(8,009)	(8,382)	(5,355)
Realized gains on investments	(1,261)	(117)	(3,910)
Net purchases, sales, and maturities of
trading investments	(21,775)	(33,086)	(14,127)
Increase in deferred policy acquisition costs	(32,806)	(24,033)	(12,596)
Decrease (increase) in accrued investment income	8	(1,688)	(786)
(Increase) decrease in accounts receivable	(23,211)	5,185	(31,616)
(Increase) decrease in other assets, net of
realized gains	(227)	1,690	220
Increase in policy liabilities	59,470	38,287	56,864
Interest credited on deposit and other
investment-type contracts	34,847	32,820	30,129
Charges on deposit and other
investment-type contracts	(14,005)	(10,777)	(12,724)
Increase in general expenses, taxes, licenses
and fees payable, funds withheld under
reinsurance contract, and other liabilities	37,457	20,458	38,558
(Decrease) increase in fair value of derivative in
funds withheld under reinsurance contract	(17,509)	(7,310)	3,826
Net change in fair value of trading investments	17,378	7,105	(3,851)
Deferred income taxes	8,846	(802)	4,995
Total adjustments	39,205	19,352	49,629
Net cash provided by operating activities	89,751	61,696	87,845
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available for sale	293,406	279,099	328,580
Equity securities available for sale	15,252	5,948	5,116
Mortgage loans on real estate	42,388	27,520	25,252
Net change in short-term and other investments,
net of realized gains	(22,744)	4,552	(19,530)
Purchase of investments:
Fixed maturities available for sale	(216,220)	(406,971)	(509,413)
Equity securities available for sale	(938)	(11,737)	(13,206)

8

Mortgage loans on real estate	(54,993)	(57,649)	(55,957)
Net change in policy loans	(338)	(432)	(110)
Net cash provided by (used in) investing activities	55,813	(159,670)	(239,268)

9

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2006, 2005, and 2004
(In thousands)
	2006	2005	2004
Cash flows from financing activities:
Dividends paid to parent	$(11,559)	(13,790)	(14,734)
Proceeds from notes payable	60,000	75,000	142,000
Repayment of notes payable	(193,429)	(4,142)	(5,714)
Deposits to deposit and other
investment-type contracts	100,559	98,454	90,678
Withdrawals from deposit and other
investment-type contracts	(81,986)	(64,256)	(60,573)
Net cash (used in) provided by financing activities	(126,415)	91,266	151,657
Net increase (decrease) in cash	19,149	(6,708)	234
Cash, beginning of year	14,865	21,573	21,339
Cash, end of year	$34,014	14,865	21,573
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$17,519	16,084	12,671
Federal income taxes, net of refunds received	14,150	14,010	11,000
Supplemental disclosure of noncash investing activities:
Change in net unrealized holding gain on investment
available for sale, net of deferred tax (expense) benefit
of ($4,767), $12,270, and $65 in 2006, 2005,
and 2004, respectively	8,853	(22,773)	(120)
See accompanying notes to consolidated financial statements.

10

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2006, 2005, and 2004

(1)	Business Description and Significant Accounting Policies
(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states and the District of Columbia with approximately 35% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 325 salaried managers and agents, and over 8,300 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in

11

the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(d)	Investments

Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company’s investments are classified as available for sale or trading.

The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder’s equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Because the Company’s primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company does not invest in any fixed maturities that are low investment-grade. The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be

12

necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

(e)	Recognition of Premium Revenue and Costs

Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(f)	Policy Acquisition Costs

The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

(g)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

13

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable are discounted at 6% at December 31, 2006 and 2005. The group disability reserves for benefits payable are discounted at 6.25% and 6.50% at December 31, 2006 and 2005, respectively. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, the actual results may vary from these values in either direction.

(h)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(j)	Equipment

Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(k)	Separate Accounts

The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company’s assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 17 segregated subaccounts for Account B and the 17 segregated subaccounts for Account C are held for the

14

exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

(l)	Basic Net Income Per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2006, 2005, and 2004, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

(m)	Comprehensive Income

The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder’s equity.

(n)	Derivative in Funds Withheld under Reinsurance Contract

The Company has adopted SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. AFA’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract.

The (decrease) increase in the embedded derivative for the years ended December 31, 2006, 2005, and 2004 of approximately $(17,509,000), $(7,310,000), and $3,826,000, respectively, are included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(o)	New Accounting Pronouncements

In June 2006, FASB Interpretation 48, Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement No. 109, Accounting for Income Taxes (SFAS No. 109) was issued. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109. This interpretation requires that realization of an uncertain income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the financial statements. Further, this interpretation prescribes the benefit to be recorded in the financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. FIN 48 also provides guidance on derecognition; tax-related calculation and classification of interest and penalty accruals; new disclosures; and transition. The Company is required to adopt FIN 48 for its annual reporting period beginning after December 15, 2006. Under the transition guidance for implementing FIN 48, any required cumulative-effect adjustment for the Company will be recognized in retained earnings as of January 1, 2007. Although the Company has not yet determined the impact of FIN 48, the Company does not expect that the adoption of FIN 48 will have a material impact on the Company’s financial statements.

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In September 2005, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs and unearned inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2006, 2005, and 2004 of approximately $25,531,000, $19,507,000, and $25,580,000, respectively. The Company reported statutory capital and surplus at December 31, 2006 and 2005 of approximately $200,447,000 and $184,625,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

The RBC guidelines define specific capital levels based on a company’s ACLC that are determined by the ratio of the company’s total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

At December 31, 2006 and 2005, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

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	2006	2005	2004
Interest on fixed maturities	$122,603	116,481	106,647
Dividends on equity securities	428	623	475
Interest on mortgage loans	22,681	21,559	19,800
Investment real estate income	5	5	5
Interest on policy loans	2,606	2,752	2,389
Interest on short-term investments	227	1,144	85
Net realized gains	1,261	117	3,910
Change in fair value of trading investments	(17,378)	(7,105)	3,851
Other	179	1,058	405
	132,612	136,634	137,567
Less reinsurance allowance for investment
income under funds withheld arrangement
(note 12)	(37,441)	(35,996)	(34,667)
Less investment expenses	(26,764)	(24,625)	(20,476)
Net investment income	$68,407	76,013	82,424

Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2006		2005		2004
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available for sale	$467	(13,619)	2,835	(35,920)	1,442	(1,354)
Equity securities available for sale	1,153	(1)	(292)	877	366	1,169
Trading securities	265	(17,378)	150	(7,105)	440	3,851
Mortgage loans and real estate	92	—	(273)	—	(232)	—
Short term and other	(716)	—	(2,303)	—	1,894	—
	$1,261	(30,998)	117	(42,148)	3,910	3,666

Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of $(70,000), $(273,000), and $50,000 in 2006, 2005, and 2004, respectively.

The gross unrealized holding gains on equity securities available for sale were approximately $3,051,000 and $2,737,000 in 2006 and 2005, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $528,000 and $213,000 in 2006 and 2005, respectively.

The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

17

	December 31, 2006
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value

U.S. Treasury securities	$2,486	—	(72)	2,414
Obligations of U.S. government
sponsored agencies	308,190	1,300	(5,098)	304,392
States and territories	10,663	106	(198)	10,571
Corporate securities	482,955	8,625	(7,967)	483,613
Mortgage-backed securities	673,779	1,695	(16,511)	658,963
Total	$1,478,073	11,726	(29,846)	1,459,953

	December 31, 2005
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value

U.S. Treasury securities	$3,146	60	(38)	3,168
Obligations of U.S. government
sponsored agencies	301,546	1,886	(4,571)	298,861
States and territories	14,277	396	(94)	14,579
Corporate securities	545,859	15,724	(5,998)	555,585
Mortgage-backed securities	681,954	3,148	(15,014)	670,088
Total	$1,546,782	21,214	(25,715)	1,542,281

The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2006 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Estimated fair value

Due in one year or less	$42,171	41,897
Due after one year through five years	135,987	137,150
Due after five years through ten years	284,371	282,542
Due after ten years	341,765	339,401
	804,294	800,990
Mortgage-backed securities	673,779	658,963
Total	$1,478,073	1,459,953

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Proceeds from sales of investments in fixed maturities available for sale were approximately $201,440,000, $70,260,000, and $113,095,000 in 2006, 2005, and 2004, respectively. Gross gains of approximately $5,421,000, $4,282,000, and $2,758,000 and gross losses of approximately $6,711,000, $1,769,000, and $1,724,000 were realized on those sales in 2006, 2005, and 2004, respectively. In addition, the Company realized net gains of approximately $1,757,000, $322,000, and $408,000 during 2006, 2005, and 2004, respectively, on investments in fixed maturities that were called or prepaid.

The Company’s common stock consists of holdings in banks and trust and insurance companies, primarily in Federal Home Loan Bank common stock.

At December 31, 2006 and 2005, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $596,617,000 and $591,956,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2006, 2005, and 2004 were approximately $265,000, $150,000, and $440,000, respectively, and are included in net investment income. Net unrealized holding gains on trading securities held at December 31, 2006 and 2005 were approximately $13,049,000 and $30,427,000, respectively.

Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2006
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

U.S. Treasury securities	$—	—	2,414	(72)	2,414	(72)
Obligations of U.S. government
sponsored agencies	48,524	(353)	175,942	(4,745)	224,466	(5,098)
States and territories	—	—	4,782	(198)	4,782	(198)
Corporate securities	85,610	(1,924)	160,457	(6,043)	246,067	(7,967)
Mortgage-backed securities	125,011	(1,014)	427,720	(15,497)	552,731	(16,511)
Subtotal debt securities	259,145	(3,291)	771,315	(26,555)	1,030,460	(29,846)
Preferred stocks	3,472	(528)	—	—	3,472	(528)
Subtotal equity securities	3,472	(528)	—	—	3,472	(528)
Total	$262,617	(3,819)	771,315	(26,555)	1,033,932	(30,374)

December 31, 2005
Less than 12 months	12 months or longer	Total

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	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

U.S. Treasury securities	$2,446	(38)	—	—	2,446	(38)
Obligations of U.S. government
sponsored agencies	66,721	(993)	146,007	(3,578)	212,728	(4,571)
States and territories	—	—	4,886	(94)	4,886	(94)
Corporate securities	185,852	(3,297)	71,310	(2,701)	257,162	(5,998)
Mortgage-backed securities	329,656	(7,803)	153,635	(7,211)	483,291	(15,014)
Subtotal debt securities	584,675	(12,131)	375,838	(13,584)	960,513	(25,715)
Preferred stocks	820	(213)	—	—	820	(213)
Subtotal equity securities	820	(213)	—	—	820	(213)
Total	$585,495	(12,344)	375,838	(13,584)	961,333	(25,928)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and the Company has the ability and intent to hold these investments until a market price recovery or maturity. These investments are not considered other than temporarily impaired.

The investment included in states and territories is a taxable municipal bond issued by the state of Illinois. The bond is high grade investment quality and has an unrealized loss due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold this investment until a market price recovery or maturity, this investment is not considered other than temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency mortgage-backed securities, U.S. government sponsored agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are due to interest rate increases and not credit quality. The contractual cash flows of these securities are either a direct obligation of a U.S. government sponsored agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

The investment included in preferred stock is an SLM floating rate security tied to CPI. The unrealized loss is due to a decrease in Consumer Price Index year over year. The unrealized loss may continue and

20

may become more severe if the monthly Consumer Price Index year over year continues to decline. The Company has the ability and intent to hold this security until a market price recovery or maturity. This investment is not considered other than temporarily impaired.

Included in short-term and other investments at December 31, 2005, are derivative instruments of approximately $12,115,000, which are carried at fair value. The net change in the fair value of these derivatives in 2005, and 2004 of approximately $(2,302,000) and $1,894,000, respectively, before tax, is also reported as a realized (loss) gain in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm. There were no such derivatives as of December 31, 2006.

At December 31, 2006 and 2005, investments with carrying values of approximately $2,767,000 and $2,675,000, respectively, were on deposit with state insurance departments as required by statute.

(4)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

	2006		2005
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value

Financial assets:
Cash	$34,014	34,014	14,865	14,865
Short-term and other investments	72,855	72,855	48,497	48,497
Accounts receivable	64,761	64,761	61,293	61,293
Accrued investment income	23,394	23,394	23,402	23,402
Reinsurance receivables on paid
and unpaid benefits	768,802	768,802	749,059	749,059
Policy loans	28,325	28,325	27,987	27,987
Fixed maturities available for sale	1,459,953	1,459,953	1,542,281	1,542,281
Equity securities available for sale	23,258	23,258	36,420	36,420
Trading investments	596,617	596,617	591,956	591,956
Mortgage loans	311,622	327,499	299,087	319,961
Financial liabilities:
Certain policy liabilities	810,747	808,600	776,825	774,124
Derivative in funds withheld under
reinsurance contract	16,195	16,195	33,704	33,704
Other liabilities	106,748	106,748	95,130	95,130
Notes payable	371,643	369,811	505,072	494,518

Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

21

Policy Loans

Policy loans have average interest yields of approximately 6.63% and 7.12% as of December 31, 2006 and 2005, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments, and the instruments being valued.

Equity Securities

The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources, so fair value estimates are based on analyses of factors such as cost, underlying equity of the subject company, and changes in market conditions.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 6.77% and 6.95% for December 31, 2006 and 2005, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 6.14% and 5.86% for December 31, 2006 and 2005, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2006		2005
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value

	(In thousands)		(In thousands)
Funds held under deposit
administration contracts	$764,433	761,007	726,460	722,351
Annuities	46,314	47,593	50,365	51,773

22

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short terms or carry the option of conversion to an adjustable rate.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)	Deferred Policy Acquisition Costs

Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

	Life and annuity	Accident and health	Total

Year ended December 31, 2006:
Deferred costs	$13,136	67,042	80,178
Amortization	(5,136)	(42,236)	(47,372)
Net increase	$8,000	24,806	32,806
Year ended December 31, 2005:
Deferred costs	$14,219	60,102	74,321
Amortization	(6,082)	(44,206)	(50,288)
Net increase	$8,137	15,896	24,033
Year ended December 31, 2004:
Deferred costs	$10,854	63,312	74,166
Amortization	(10,981)	(50,589)	(61,570)
Net (decrease) increase	$(127)	12,723	12,596

23

(6)	Reserves for Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

	2006	2005	Interest assumptions

Life and annuity reserves:
Issued prior to 1970	$3,148	3,186	4.75%
Issued 1970 through 1980	29,776	29,753	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	775	733	10.00% to 8.50%
Issued through 1987 (acquired business)	1,189	1,207	11.00%
Issued 1981-1994 (all other)	37,284	37,398	8.50% to 7.00%
Issued after 1994 (all other)	42,941	32,388	Various
Life contingent annuities	34,061	34,891	Various *
Group term life waiver of premium
disabled lives	8,888	8,935	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	673,613	659,080	5.50% to 2.25%
	$831,675	807,571

*  These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2006, 2005, and 2004 was (in thousands):

2006	2005	2004

24

Liability beginning of year, net of reinsurance		$79,299	70,465	51,227
Incurred related to:
Current year		259,096	236,786	232,616
Prior years		(1,984)	(139)	6,052
	Total incurred	257,112	236,647	238,668
Paid related to:
Current year		138,170	131,921	131,317
Prior years		110,649	95,892	88,113
	Total paid	248,819	227,813	219,430
Liability end of year, net of reinsurance		$87,592	79,299	70,465

Reinsurance recoverables on paid losses were $7,204,000 and $6,665,000 at December 31, 2006 and 2005, respectively.

The provision for benefits pertaining to prior years decreased approximately $1,984,000 in 2006 from the prior-year estimate. This decrease is due to worse than anticipated GAAP experience in the group medical and disability lines of business of approximately $5,130,000. Cancer claim lags had lengthened in 2005, but return to more normal patterns in 2006. That result, coupled with better than anticipated experience in the cancer line of business accounted for approximately $6,130,000 of the decrease and better than anticipated experience on life claims account for approximately $985,000.

The provision for benefits pertaining to prior years decreased approximately $139,000 in 2005 from the prior-year estimate. This decrease is due to better than anticipated experience in the group medical and disability lines of business of approximately $3,500,000, a lengthening of claim lags in the cancer line of business that accounted for a shortfall of approximately $4,100,000, and better than expected experience in life claims of approximately $700,000. At year-end 2004, there was an increase in reserves relating to group medical due to backlog concerns and transition issues with a third party administrator. These concerns did not materialize to the extent we had anticipated. The provision for benefits pertaining to prior years increased approximately $6,052,000 in 2004 from the prior year estimate. Approximately $7,000,000 of the increase was due to less than favorable experience in the group disability and medical line. This was offset by approximately $500,000 better than expected experience in cancer claims and approximately $425,000 better than expected experience in life claims.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2006	2005
2.98% line of credit, due in 2006, interest due monthly	$—	25,000
5.55% line of credit, due in 2008, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in February 2003 and quarterly thereafter	6,500	6,500

25

5.03% line of credit, due in 2008, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in September 2003 and quarterly thereafter	—	5,000
5.60% line of credit, due in 2009, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in October 2000 and quarterly thereafter	5,000	5,000
3.10% line of credit, due in 2009, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in November 2006	—	10,000
2.73% line of credit, due in annual installments of
$2,000,000 until maturity in 2009, interest due monthly	6,000	8,000
2.74% line of credit, due in 2009, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in March 2005 and quarterly thereafter	10,000	10,000
3.81% line of credit, due in 2009, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in May 2005 and quarterly thereafter	12,000	12,000
4.04% line of credit, due in 2009, interest due monthly	5,000	5,000
6.19% line of credit, due in 2010, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in February 2001 and quarterly thereafter	10,000	10,000
6.61% line of credit, due in 2010, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in June 2003 and quarterly thereafter	10,000	10,000
6.33% line of credit, due in 2010, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in April 2002 and quarterly thereafter	15,000	15,000
6.87% line of credit, due in 2010, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in May 2001 and quarterly thereafter	15,000	15,000
6.31% line of credit, due in 2010, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in October 2003 and quarterly thereafter	15,000	15,000

	2006	2005
3.21% line of credit, due in annual installments of
approximately $1,428,571 until maturity in 2011,
interest due monthly	$7,143	8,572
3.82% line of credit, due in 2012, interest due monthly,
interest rate was subject to conversion to an adjustable
rate in November 2003 and quarterly thereafter	10,000	10,000
1.65% line of credit, due in 2013, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in June 2006 and quarterly thereafter	—	150,000

26

5.87% line of credit, due in 2014, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in May 2006 and quarterly thereafter	15,000	15,000
3.50% line of credit, due in 2014, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in May 2007	25,000	25,000
2.60% line of credit, due in 2014, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in March 2008	10,000	10,000
2.23% line of credit, due in 2014, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in March 2007	10,000	10,000
3.91% line of credit, due in 2014, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in May 2008	25,000	25,000
3.70% line of credit, due in 2014, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in November 2009	25,000	25,000
4.27% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in April 2011	5,000	5,000
3.85% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in April 2008	5,000	5,000
3.53% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in April 2007 and quarterly thereafter	5,000	5,000
3.34% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in May 2007 and quarterly thereafter	10,000	10,000

	2006	2005
4.04% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in May 2011	$5,000	5,000
3.64% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in May 2008	5,000	5,000
4.36% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in July 2012	20,000	20,000
4.20% line of credit, due in 2015, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in August 2011	20,000	20,000

27

3.95% line of credit, due in 2016, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in January 2008 and quarterly thereafter	10,000	—
4.09% line of credit, due in 2016, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in January 2009 and quarterly thereafter	5,000	—
4.43% line of credit, due in 2016, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in January 2011 and monthly thereafter	10,000	—
4.69% line of credit, due in 2016, interest due monthly,
interest rate is subject to conversion to an adjustable
rate in October 2011 and monthly thereafter	25,000	—
4.63% line of credit, due in 2016, interest due monthly,
interest rate is subject to conversion to an adjustable
rate November 2011 and monthly thereafter	10,000	—
	$371,643	505,072

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $371,643,000 and $505,072,000 at December 31, 2006 and 2005, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $409,212,000 and $535,561,000 at December 31, 2006 and 2005, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at JP Morgan Chase Bank, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 195,779 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $19,578,000 at December 31, 2006.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2006.

Interest expense for the years ended December 31, 2006, 2005, and 2004 totaled approximately $17,415,000, $16,474,000, and $13,055,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2006 are as follows (in thousands):

2007	$3,428
2008	9,929
2009	35,428
2010	66,429

28

2011	1,429
Thereafter	255,000
$371,643

(9)	Income Taxes

Total 2006 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction.

Total 2005 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction and a tax-exempt interest adjustment related to prior years.

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2006	2005
Deferred tax assets:
Fixed maturities	$2,481	—
Other investments	915	808
Life and health reserves	31,296	31,923
Other liabilities and assets	5,924	5,016
Derivative in funds withheld under reinsurance
contract	5,668	11,796
Total deferred tax assets	46,284	49,543
Deferred tax liabilities:
Fixed maturities	—	(10,113)
Equity securities	(883)	(871)
Deferred policy acquisition costs	(101,664)	(92,452)
Due and deferred premiums	(16,046)	(14,337)
Total deferred tax liabilities	(118,593)	(117,773)
Net deferred tax liability	$(72,309)	(68,230)

Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

29

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts payable includes income taxes payable of approximately $2,217,000 at December 31, 2006 and approximately $3,745,000 at December 31, 2005.

Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders’ Surplus Account (PSA). On January 1, 1984, the balance of the PSA account was fixed and only subject to taxation in the event amounts in the PSA account were distributed to shareholders, or if the balance of the account exceeded certain limitations prescribed by the IRS. On October 22, 2004, President Bush signed into law the American Jobs Creation Act of 2004. Included among the various provisions of the Act was a two-year suspension of the taxation on distributions of amounts from a company’s Policyholder’s Surplus Account and reordering rules for current distributions providing that distributions are deemed to reduce the existing PSA balance before reducing amounts available to shareholders. Since all of AFA’s PSA balance was distributed during the two-year suspension period, no federal income tax has been provided for such distributions in the financial statements.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

	Year ended December 31, 2006
	Pretax amount	Tax effect	Net amount

Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(15,240)	5,334	(9,906)
Plus: reclassification adjustment for
gains included in net income	1,620	(567)	1,053
Other comprehensive loss	$(13,620)	4,767	(8,853)

	Year ended December 31, 2005
	Pretax amount	Tax effect	Net amount

Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(37,586)	13,160	(24,426)
Plus: reclassification adjustment for
gains included in net income	2,543	(890)	1,653
Other comprehensive loss	$(35,043)	12,270	(22,773)

30

	Year ended December 31, 2004
	Pretax amount	Tax effect	Net amount

Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(1,993)	698	(1,295)
Plus: reclassification adjustment for
gains included in net income	1,808	(633)	1,175
Other comprehensive loss	$(185)	65	(120)

At December 31, 2006 and 2005, the component of accumulated other comprehensive (loss) income is as follows (in thousands):

	2006	2005
Unrealized holding losses, net of deferred tax
benefit of $5,461 and $694 in 2006 and
2005, respectively	$(10,136)	(1,283)
	$(10,136)	(1,283)

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2006, reinsurance receivables with a carrying value of approximately $105,405,000 were associated with five reinsurers. At December 31, 2005, reinsurance receivables with a carrying value of approximately $78,441,000 were associated with three reinsurers. In addition, reinsurance receivables of approximately $619,637,000 and $594,520,000 in 2006 and 2005, respectively, were associated with one reinsurer (see note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2006 and 2005, the face amounts of life insurance in force that are reinsured amounted to approximately $13,925,000,000 (approximately 73.3% of total life insurance in force) and $14,877,000,000 (approximately 72.4% of total life insurance in force), respectively.

31

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(185,676,000), $(197,261,000), and $(203,025,000) for life and accident and health reinsurance ceded, and $64,784,000, $53,809,000, and $18,658,000 for life and accident and health reinsurance assumed for the years ended December 31, 2006, 2005, and 2004, respectively.

Reinsurance agreements reduced benefits for life and accident and health policies by approximately $182,839,000, $159,260,000, and $175,944,000 for the years ended December 31, 2006, 2005, and 2004, respectively.

(12)	Acquired Business
(a)	Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $606,662,000 and $580,823,000 to HLR and maintaining a funds withheld liability at December 31, 2006 and 2005, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings, and the majority of these funds were remitted to the Company in 2003.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the

32

policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2006 and 2005, before tax, was approximately $2,997,000 and $3,872,000, respectively, and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

(b)	American Standard Life and Accident Insurance Company

Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $210,000, $245,000, and $285,000 of amortization was recorded in 2006, 2005, and 2004, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2006 and 2005 balance of the PVP asset approximates $1,036,000 and $1,246,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

An estimate of the amortization of the PVP for the next five years is as follows:

2007	$178,000
2008	150,000
2009	127,000
2010	109,000
2011	94,000

33

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $6,023,000, $6,110,000, and $5,610,000 to the Plan during the years ended December 31, 2006, 2005, and 2004, respectively.

The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $1,937,000, $1,948,000, and $1,882,000 to this plan during the years ended December 31, 2006, 2005, and 2004, respectively.

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2006, 2005 and 2004 was approximately $12,148,000, $12,108,000, and $11,559,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2006 under noncancelable long-term leases are as follows (in thousands):

2007	$2,490
2008	2,387
2009	1,601
2010	1,107
2011	296
Thereafter	26

The Company has outstanding mortgage loan commitments of approximately $11,507,000 and $9,350,000 at December 31, 2006 and 2005, respectively.

As of December 31, 2005, the Company has an outstanding guarantee for approximately $1,935,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar-for-dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company’s obligation under its guaranty arrangement.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for

34

assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2006 and 2005, liabilities for guaranty association assessments totaled $4.8 million and $4.9 million, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2006, 2005, and 2004.

The Company is named as defendant in lawsuits involving disputes over the method used by the Company to process cancer claims. Certain of these lawsuits are trying to establish a class action, but at this point there has been no such certification. Remedies sought include both actual and punitive damages. Management believes there are numerous defenses with regards to the establishment of the class and for the merits for each of the lawsuits. While the ultimate outcome of these cases cannot be determined at this time as discovery is in the early stages, management believes that adequate provision has been made with respect to these claims as of December 31, 2006, and that the final resolution of these cases will not have a material adverse affect on the Company’s consolidated financial position.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management’s opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company’s financial position.

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2006, 2005, and 2004, rentals paid under these leases were approximately $4,461,000, $4,603,000, and $4,892,000, respectively.

During the years ended December 31, 2006, 2005, and 2004, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $7,168,000, $6,140,000, and $5,090,000, respectively.

During the years ended December 31, 2006, 2005, and 2004, the Company paid management fees to AFC totaling approximately $3,161,000, $4,524,000, and $4,392,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $4,687,000, $4,394,000, and $3,656,000 in 2006, 2005, and 2004, respectively.

During 2006, 2005, and 2004, the Company paid cash dividends to AFC of approximately $11,559,000, $13,790,000, and $14,734,000, respectively.

During 2006, 2005, and 2004, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,681,000, $3,177,000, and $3,223,000 for the years ended December 31, 2006, 2005, and 2004, respectively, and is included in selling costs and other operating, administrative, and general expenses.

An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker

35

agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

The following summary, representing revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2006, 2005, and 2004, is as follows (in thousands):

	Years ended December 31,
	2006	2005	2004
Revenue
American Fidelity Education Services
Division	$353,311	319,778	289,956
Association Worksite Division	135,923	139,832	162,844
Strategic Alliances Division	76,994	74,843	79,847
Life Division	2,244	6,979	15,371
Noninsurance operations	2,133	2,085	1,924
Total consolidated revenue	$570,605	543,517	549,942
Premiums and annuity and universal
life considerations
American Fidelity Education Services
Division	$266,456	237,518	212,785
Association Worksite Division	118,376	122,517	141,375
Strategic Alliances Division	82,694	72,720	78,727
Life Division	7,359	5,606	2,485
Noninsurance operations	—	—	—
Total consolidated premiums and
annuity and universal life
considerations	$474,885	438,361	435,372
Net investment income (loss)
American Fidelity Education Services
Division	$68,015	64,430	58,522
Association Worksite Division	9,555	10,175	11,406
Strategic Alliances Division	1,559	3,649	3,214
Life Division	(10,724)	(2,243)	9,282
Noninsurance operations	2	2	—
Total consolidated net
investment income	$68,407	76,013	82,424

36

	Years ended December 31,
	2006	2005	2004
Amortization of deferred policy
acquisition costs
American Fidelity Education Services
Division	$37,427	38,828	45,738
Association Worksite Division	7,682	8,920	12,465
Strategic Alliances Division	301	2,063	2,691
Life Division	1,962	477	676
Noninsurance operations	—	—	—
Total consolidated amortization
of deferred policy acquisition
costs	$47,372	50,288	61,570
Pretax earnings (loss) including cumulative
effect of change in accounting principle
American Fidelity Education Services
Division	$65,897	53,152	40,719
Association Worksite Division	8,091	773	7,314
Strategic Alliances Division	2,268	6,173	4,152
Life Division	(4,413)	2,287	915
Noninsurance operations	170	120	115
Total consolidated pretax earnings
including cumulative effect
of change in accounting
principle	$72,013	62,505	53,215

	As of December 31,
	2006	2005
Total assets
American Fidelity Education Services Division	$2,156,831	2,067,953
Association Worksite Division	310,938	320,474
Strategic Alliances Division	122,225	268,853
Life Division	1,503,809	1,394,134
Noninsurance operations	362	245
Total consolidated assets	$4,094,165	4,051,659

37

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

As of December 31, 2006 and 2005

(In thousands)

	2006	2005
Deferred policy acquisition costs:
American Fidelity Education Services Division	$298,960	266,832
Association Worksite Division	61,358	61,299
Strategic Alliances Division	2,400	14,176
Life Division	15,675	3,280
Noninsurance operations	—	—
	$378,393	345,587
Reserves for future policy benefits:
American Fidelity Education Services Division	$602,194	552,174
Association Worksite Division	90,769	91,644
Strategic Alliances Division	71,410	108,778
Life Division	405,700	366,925
Noninsurance operations	—	—
	$1,170,073	1,119,521
Unearned premiums:
American Fidelity Education Services Division	$2,703	2,622
Association Worksite Division	312	307
Strategic Alliances Division	—	—
Life Division	—	—
Noninsurance operations	—	—
	$3,015	2,929
Benefits payable:
American Fidelity Education Services Division	$63,238	56,040
Association Worksite Division	23,500	22,875
Strategic Alliances Division	4,323	6,327
Life Division	3,735	722
Noninsurance operations	—	—
	$94,796	85,964

38

	2006	2005	2004
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$266,456	237,518	212,785
Association Worksite Division	118,376	122,517	141,375
Strategic Alliances Division	82,694	72,720	78,727
Life Division	7,359	5,606	2,485
Noninsurance operations	—	—	—
	$474,885	438,361	435,372
Net investment income:
American Fidelity Education Services
Division	$68,015	64,430	58,522
Association Worksite Division	9,555	10,175	11,406
Strategic Alliances Division	1,559	3,649	3,214
Life Division	(10,724)	(2,243)	9,282
Noninsurance operations	2	2	—
	$68,407	76,013	82,424
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$204,349	186,366	165,892
Association Worksite Division	57,639	62,237	66,508
Strategic Alliances Division	48,916	45,296	51,899
Life Division	(8,863)	(4,790)	5,366
Noninsurance operations	—	—	—
	$302,041	289,109	289,665
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$37,427	38,828	45,738
Association Worksite Division	7,682	8,920	12,465
Strategic Alliances Division	301	2,063	2,691
Life Division	1,962	477	676
Noninsurance operations	—	—	—
	$47,372	50,288	61,570

39

	2006	2005	2004
Other operating expenses:
American Fidelity Education Services
Division	$45,224	43,350	43,850
Association Worksite Division	25,718	28,871	31,625
Strategic Alliances Division	5,527	5,962	6,378
Life Division	11,396	6,983	3,351
Noninsurance operations	1,881	1,887	1,738
	$89,746	87,053	86,942

See accompanying report of independent registered public accounting firm.

40

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
Years ended December 31, 2006, 2005, and 2004
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

Year ended December 31, 2006
Life insurance in force	$18,678,384	13,924,500	318,594	5,072,478	6.28%
Premiums:
Life insurance	$108,225	80,940	1,443	28,728	5.02%
Accident and health insurance	487,552	104,736	63,341	446,157	14.20%
Total premiums	$595,777	185,676	64,784	474,885	13.64%
Year ended December 31, 2005:
Life insurance in force	$19,454,950	14,876,587	382,825	4,961,188	7.72%
Premiums:
Life insurance	$128,347	101,609	1,089	27,827	3.91%
Accident and health insurance	453,466	95,652	52,720	410,534	12.84%
Total premiums	$581,813	197,261	53,809	438,361	12.28%
Year ended December 31, 2004:
Life insurance in force	$20,340,668	14,779,586	63,879	5,624,961	1.13%
Premiums:
Life insurance	$124,724	96,474	223	28,473	0.78%
Accident and health insurance	495,015	106,551	18,435	406,899	4.53%
Total premiums	$619,739	203,025	18,658	435,372	4.29%

41

See accompanying report of independent registered public accounting firm.

42

PART C

OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)	FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the Year Ended December 31, 2006

Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005

Financial Highlights

Notes to Financial Statements

American Fidelity Assurance Company

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets as of December 31, 2006 and 2005

Consolidated Statements of Income for the Years Ended December 31, 2006, 2005, and 2004

Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2006, 2005, and 2004

Consolidated Statements of Cash Flows for the Years Ended December 31, 2006, 2005, and 2004

Notes to Consolidated Financial Statements

Schedule III – Supplementary Insurance Information

Schedule IV – Reinsurance

(b)	EXHIBITS
1

Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant’s registration statement on Form N-4 filed on April 23, 1997.

3*	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.
4.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.5

Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate). Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.
4.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.
5	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
6.1

Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on October 10, 1997.

6.2

Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on April 24, 1998.

8.1

Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.1

Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.2

Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.1.4*	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.
8.1.3

Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2

Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.2.2*	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.
8.2.3*	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRockVariable Series Funds, Inc. effective May 1, 2007.

8.2.4

Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.5

Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2.6*	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.
8.2.7*	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.
8.3

Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant’s registration statement on Form N-4 on April 30, 1999.

8.3.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.3.2

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.3.3

Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.4

Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.5

Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.3.6*	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.
8.4

Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.1

First Amendment to Fund Participation Agreement, amending Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.2

Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002, amending Fund Participation Agreement dated December 22, 1998. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.4.3*	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.
8.5

Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.5.1*

Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

8.6

Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999. Incorporated by reference to Exhibit 8.21 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.6.1

First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.
99*	Organizational Chart of American Fidelity Assurance Company.

______________________

*	Filed herewith.

ITEM 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Vice President and Chief Financial Officer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Chairman of the Board, President and Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President, Treasurer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Chairman of the Board, Director
Stephen P. Garrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Vice President, Secretary, Chief Compliance Officer
Charles R. Eitel One Concourse Parkway, Suite 800 Atlanta, Georgia 30328	Director
Theodore M. Elam 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director

Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President
David R. Lopez 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director

Galen P. Robbins, M.D. 11901 Quail Creek Road Oklahoma City, Oklahoma 73120	Director

ITEM 26.                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR                              OR REGISTRANT

The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of March 1, 2007, there were 183 non-qualified contract owners and 18,357 qualified contract owners.

ITEM 28.	INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)           American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys’ fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)           American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)           To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a)           American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc. ®

(b)           The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter
David R. Carpenter	Director, Chairman, President, Chief Executive Officer and Treasurer and Investment Company and Variable Contracts Products Principal
Marvin R. Ewy	Director, Vice President, Secretary, and Investment Company and Variable Contracts Products Principal
Cherie L. Horsfall	Assistant Vice President, Operations Officer, and Investment Company and Variable Contracts Products Principal
Katherine I. Leviant	Assistant Vice President, Chief Compliance Officer, and Investment Company and Variable Contract Products Principal
Nancy K. Steeber	Director, Vice President, Chief Operations Officer and Investment Company and Variable Contracts Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer, and Financial and Operations Principal

(c)           The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2006 were $811,873, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.	MANAGEMENT SERVICES

Not Applicable.

ITEM 32.	UNDERTAKINGS

(a)    Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.     Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.     Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.     Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.     Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 18, 2007.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, Executive Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2007.

Signature	Title
/s/ Lynda L. Cameron	Director
Lynda L. Cameron
/s/ William M. Cameron	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)
William M. Cameron
/s/ David R. Carpenter	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)
David R. Carpenter
/s/ William E. Durrett	Senior Chairman of the Board and Director
William E. Durrett
/s/ Charles R. Eitel	Director
Charles R. Eitel
Director
Theodore M. Elam

/s/ David R. Lopez	Director
David R. Lopez
Director
Paula Marshall
/s/ Galen P. Robbins	Director
Galen P. Robbins, M.D.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated herein by reference
3	Amended and Restated Principal Underwriters Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Filed herewith electronically
4.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated herein by reference
4.2	Loan Rider.	Incorporated herein by reference
4.3	403(b) Annuity Rider.	Incorporated herein by reference
4.4	Individual Retirement Annuity Rider.	Incorporated herein by reference
4.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated herein by reference
4.6	403(b) Plan Loan Rider.	Incorporated herein by reference
4.7	403(b) Annuity Rider.	Incorporated herein by reference
5	Application Form.	Incorporated herein by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated herein by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated herein by reference
8.1	Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc.	Incorporated herein by reference
8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001	Incorporated herein by reference
8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated herein by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
8.1.3	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated herein by reference
8.1.4*	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Filed herewith electronically
8.2	Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.	Incorporated herein by reference
8.2.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.	Incorporated herein by reference
8.2.2	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.	Filed herewith electronically
8.2.3	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRockVariable Series Funds, Inc. effective May 1, 2007.	Filed herewith electronically
8.2.4	Administrative Services Agreement dated May 1. 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated herein by reference
8.2.5	Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Management, L.P. dated February 28, 2005.	Incorporated herein by reference
8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Filed herewith electronically
8.2.7	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Filed herewith electronically

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
8.3

Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.

Incorporated herein by reference
8.3.1

Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.

Incorporated herein by reference
8.3.2

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

Incorporated herein by reference
8.3.3	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated herein by reference
8.3.4	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated herein by reference
8.3.5	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated herein by reference
8.3.6	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Filed herewith electronically
8.4	Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated herein by reference
8.4.1	First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated herein by reference
8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated herein by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Filed herewith electronically
8.5	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated herein by reference
8.5.1

Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

Filed herewith electronically
8.6	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999.	Incorporated herein by reference
8.6.1	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.	Incorporated herein by reference

9	Opinion and Consent of Counsel.	Filed herewith electronically
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith electronically
99	Organizational Chart of American Fidelity Assurance Company.	Filed herewith electronically